SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Forms 66-3A and 66-4A

   The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

   1.In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

   2.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

   3.The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

   4.With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

Form 66-3A and 66-4A Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  4.00%
  Death Benefit Risk Charge.....................................  2.00%

  Administration$.50 per payment
   Expense           plus $10.00
   Charge......     issuance fee

Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk.................................................. 0.31%
  Expense Risk.................................................... 0.08%
  Total Separate Account Annual M&E Fee................................. 0.39%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $72     $97    $123     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

                The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 66-2A

   The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

   1.In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

   It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

   All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Equity Fund. There is no annual maintenance fee or transfer charge.

   2.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that
 .31% is for mortality risk and .08% is for expense risk.

Form 66-2A Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  4.00%
  Death Benefit Risk Charge.....................................  2.00%

  Administration$.50 per payment
   Expense           plus $10.00
   Charge......     issuance fee

Separate Account Annual M&E Fee, as a percentage of average
 account value:
  Mortality Risk.................................................. 0.31%
  Expense Risk.................................................... 0.08%
  Total Separate Account Annual M&E Fee................................. 0.39%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1998 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $72     $97    $123     $198

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

                The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 527-GC

   The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

   1.The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

   2.If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

   3.At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

   4.The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

   5.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

   6.The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 527-GC Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  3.20%
  Death Benefit Risk Charge.....................................  0.20%

  Administration1.60% and $.50
   Expense         per payment
   Charge......    plus $20.00
                  issuance fee

Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk.................................................. 0.24%
  Expense Risk.................................................... 0.05%
  Total Separate Account Annual M&E Fee................................. 0.29%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $81    $103    $127     $196

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

                The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account
For Contracts Issued on
Form 529

   The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

   1.The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Equity Fund. There is no annual maintenance charge or transfer charge.

   2.In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Equity Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

   3.The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

Form 529 Contracts

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..........................................  3.20%
  Death Benefit Risk Charge.....................................  0.20%

  Administration1.60% and $.50
   Expense         per payment
   Charge......    plus $20.00
                  issuance fee

Separate Account Annual M&E Fee, as a percentage of total net assets:
  Mortality Risk.................................................. 0.24%
  Expense Risk.................................................... 0.05%
  Total Separate Account Annual M&E Fee................................. 0.29%
Annual Operating Expenses of Equity Fund,(/2/) as a percentage of average net assets for the December 31, 1999 fiscal year:
  Management Fees....................................................... 0.64%
  Other Expenses........................................................ 0.18%
  Total Equity Fund Operating Expenses.................................. 0.82%

Example(/3/)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:                                    $81    $103    $127     $196

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Equity Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1999 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE  OF THE TABLE IS TO ASSIST CONTRACT OWNERS  IN UNDERSTANDING
   THE VARIOUS COSTS AND EXPENSES  THAT THEY BEAR DIRECTLY OR INDIRECTLY.
    THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE
     OF THE EQUITY FUND.

                                --------------

                The date of this Supplement is August 9, 2000.

SUPPLEMENT TO PROSPECTUS FOR QUALIFIED AND NON-QUALIFIED CONTRACTS DATED AUGUST 9, 2000

Horace Mann Life Insurance Company Separate Account

  The Insurance Company is in the process of making certain changes to its computer systems, which are expected to become operational on September 5, 2000. At such time, the M&E fee will be calculated consistent with general industry practice, as described in the prospectus. However, until the system changes become operational, the insurance company will continue to use its existing ssystems, whereby tthe M&E fee is computed and accrued weekly and deducted from accounts annually. Until systems changes are implemented, the information in the prospectus about the mortality and expense fee is changed to read as follows:

   1. In the Summary, replace the second paragraph under the question, "What are the charges or deductions?" with the following:

    A mortality and expense risk fee ("M&E Fee"), computed and accrued weekly, is deducted from the account value. This fee will not exceed 1.25% of the contract owner's average value in a subaccount on an annual basis.

   2. Under the caption, "Contracts--Deduction and Expenses--Mortality and Expense Risk Fee," replace the paragraph with the following:

    For assuming mortality and expense risk, HMLIC applies an asset charge to the account value of each contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the average net variable account value based on the date of calculation (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee accumulates on a weekly basis at a rate of .0238268% of the net variable account value as of the date of the calculation. The accumulated value of the fee is deducted annually (usually at the time the Trust declares dividends) from each subaccount or upon any surrender, partial withdrawal or transfer of value accruing before such annual deduction with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed.

Dated: August 9, 2000

Horace Mann Life Insurance Company
Separate Account Prospectus

Horace Mann Equity Fund
Horace Mann Socially Responsible Fund
Horace Mann Small Cap Growth Fund
Horace Mann International Equity Fund
Horace Mann Balanced Fund
Horace Mann Income Fund
Horace Mann Short Term Investment Fund

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Fidelity VIP Growth & Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio

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J.P.Morgan U.S. Disciplined Equity Portfolio

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Strong Mid Cap Growth Fund II
Strong Opportunity Fund II

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Offered by Horace Mann Investors, Inc.

(Separate Account - qualified)

August 9, 2000

           Prospectus

           Non-qualified Variable Tax deferred annuity contract Prospectus

           Horace Mann Life Insurance Company
           Separate accounts for non-qualified annuity plans

                   August 9, 2000

Individual Single Premium and Individual and Group Flexible Premium Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company Separate Account as Non-Qualified Contracts

   This prospectus offers combination fixed and variable, non-qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:

  Large Company Stock Funds                 International Stock Funds
    Large Blend                                     Horace Mann International
      J. P. Morgan U.S. Disciplined Equity PortfolioEquity Fund
      Fidelity VIP Growth & Income Portfolio        Fidelity VIP Overseas
      Fidelity VIP Index 500 Portfolio              Portfolio

    Large Growth
      Fidelity VIP Growth Portfolio         Balanced Fund
      Alliance Premier Growth Portfolio             Horace Mann Balanced Fund

    Large Value
      Horace Mann Equity Fund               Bond Funds
      Horace Mann Socially Responsible Fund         Horace Mann Income Fund
      Davis Value Portfolio                         Horace Mann Short-Term
                                                    Fund

  Mid-Size Company Stock Funds                      Fidelity VIP High Income
    Mid Blend                                       Portfolio
      Fidelity VIP Mid Cap Portfolio                Fidelity VIP Investment
    Mid Growth                                      Grade Bond Portfolio
      Putnam VT Vista Fund
      Strong Mid Cap Growth Fund II
    Mid Value
      Strong Opportunity Fund II

  Small Company Stock Funds
    Small Growth
      Horace Mann Small Cap Growth Fund
      Warburg Pincus Small Company Growth Portfolio

   This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated August 9, 2000. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 18 of this prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
                                  GOVERNMENT
  AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR GUARANTEED BY ANY BANK. THEY
                                    INVOLVE
  INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                The date of this Prospectus is August 9, 2000.

Table of Contents
-------------------------------------------------------------------------------

                                                                           Page
                                                                           ----
Definitions...............................................................   3
Summary...................................................................   4
Condensed Financial Information...........................................   9
Horace Mann Life Insurance Company, The Account and The Underlying Mutual
 Funds....................................................................  11
  Horace Mann Life Insurance Company......................................  11
  The Account.............................................................  11
  The Underlying Funds....................................................  11
The Contract(s)...........................................................  11
  Contract Owners' Rights.................................................  11
  Purchasing the Contract.................................................  11
  Purchase Payments.......................................................  11
    Amount and Frequency of Purchase Payments.............................  11
    Allocation of Purchase Payments.......................................  12
    Accumulation Units and Accumulation Unit Value........................  12
  Transactions............................................................  12
    Transfers.............................................................  12
    Changes in Allocation Instructions....................................  12
    Surrender Before Commencement of Annuity Period.......................  12
    Deferment.............................................................  13
    Confirmations.........................................................  13
  Deductions and Expenses.................................................  13
    Annual Maintenance Charge.............................................  13
    Mortality and Expense Risk Fee........................................  13
    Surrender Charges.....................................................  14
    Operating Expenses of the Underlying Funds............................  14
    Premium Taxes.........................................................  14
  Death Benefit Proceeds..................................................  14
  Income Payments.........................................................  14
    Income Payment Options................................................  14
    Amount of Fixed and Variable Income Payments..........................  15
  Misstatement of Age.....................................................  16
  Modification of the Contract............................................  16
Tax Consequences..........................................................  16
  Separate Account........................................................  16
  Contract Owners.........................................................  16
    Contributions.........................................................  16
    Distributions Under Non-Qualified Contracts...........................  17
    Penalty Tax...........................................................  17
Voting Rights.............................................................  17
Other Information.........................................................  17
Additional Information....................................................  18
Appendix A................................................................  19

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions
-------------------------------------------------------------------------------

   Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

   Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

   Accumulation Unit Value: The value of an accumulation unit on any valuation date.

   Annuitant: The recipient of income payments.

   Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

   Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

   Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

   Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

   Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

   Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

   Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

   Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

   Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

   Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

   Participant: A person to whom a certificate showing participation under a group contract has been issued.

   Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding underlying Fund.

   Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

   Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Horace Mann Life Insurance Company Separate Account.

   Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2000 no valuations are made for July 3rd or the day after Thanksgiving.

   Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary
-------------------------------------------------------------------------------
  This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the contract.

  Detailed information about the Underlying Funds is contained in each Underlying Funds' Prospectus and in each Underlying Fund Statement of Additional Information.

  The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

What is "the Separate Account"?
  The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?
  Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

  The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?
  The minimum annual purchase payment under a flexible premium contract during any contract year is $1,200 if deposited using payroll deduction or electronic funds transfer, otherwise the minimum is $2,000. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year.

What are my investment choices?
  (a) Separate Account

  Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
    Large Blend
      J. P. Morgan U.S. Disciplined Equity Portfolio
      Fidelity VIP Growth & Income Portfolio
      Fidelity VIP Index 500 Portfolio
    Large Growth
      Fidelity VIP Growth Portfolio
      Alliance Premier Growth Portfolio
    Large Value
      Horace Mann Equity Fund
      Horace Mann Socially Responsible Fund
      Davis Value Portfolio

Mid-Size Company Stock Funds
    Mid Blend
      Fidelity VIP Mid Cap Portfolio
    Mid Growth
      Putnam VT Vista Fund
      Strong Mid Cap Growth Fund II
    Mid Value
      Strong Opportunity Fund II

Small Company Stock Funds
    Small Growth
      Horace Mann Small Cap Growth Fund
      Warburg Pincus Small Company Growth Portfolio

International Stock Funds
      Horace Mann International Equity Fund
      Fidelity VIP Overseas Portfolio

Balanced Fund
      Horace Mann Balanced Fund

Bond Funds
      Horace Mann Income Fund
      Horace Mann Short-Term Fund
      Fidelity VIP High Income Portfolio
      Fidelity VIP Investment Grade Bond Portfolio

  (b) Fixed Account (See the Contract)

  At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For full details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?
   Unless restricted by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses-- Surrender Charges."

What are the charges or deductions?
   Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

   A mortality and expense risk fee (M&E Fee), is deducted from the Variable Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Variable Account.

   A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived.

   No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five or ten contract years depending on the contract you purchase. The charge in the first contract year on flexible premium contracts is 8% and on a single payment contract the charge is 5%. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchase payments to the subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?
   The IRC provides penalties for premature distributions under various in-vestment plans. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract--Transactions--Surrender Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?
   Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

When can I begin receiving income payments, and what options are available?
   Payments will begin on the maturity date selected by the contract owner. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

   Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

     Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses
--------------------------------------------------------------------------------

   The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account
Contract Owner Transaction Expenses:(/1/)

  Maximum Surrender Charge as a percentage of amount surrendered(/2/)
    --for Single Payment Contracts...................................... 5.00%
    --for Flexible Premium Contracts.................................... 8.00%

Annual Maintenance Charge(/3/)..........................................   $25

Separate Account annual expenses, as a percentage of average account value:
  Mortality Risk........................................................ 0.45%
  Expense Risk.......................................................... 0.80%
Total Separate Account M&E Fee.......................................... 1.25%

Underlying Funds
   Annual Operating Expenses of the Underlying funds, as a percentage of average daily net assets, as of 12/31/99 unless otherwise noted:

                                                                     Total Fund
                         Management Fee 12b-1 fees Other Expenses Operating Expense
                         -------------- ---------- -------------- -----------------
Large Company Stock
 Funds
 Large Blend
  JP Morgan U.S. Disci-
   plined Equity Portfo-
   lio..................      0.35%                     0.52%           0.87%
  Fidelity VIP Growth &
   Income Portfolio SC
   2(6).................      0.48%        0.25%        0.13%           0.86%
  Fidelity Index 500
   Portfolio SC 2(6)....      0.24%        0.25%        0.11%           0.60%
 Large Growth
  Fidelity VIP Growth
   Portfolio SC 2(6)....      0.58%        0.25%        0.10%           0.93%
  Alliance Premier
   Growth Portfolio.....      1.00%        0.25%        0.04%           1.29%
 Large Value
  Horace Mann Equity
   Fund(4)(5)...........      0.64%                     0.18%           0.82%
  Horace Mann Socially
   Responsible
   Fund(4)(5)...........      0.94%                     0.22%           1.16%
  Davis Value Portfo-
   lio(8)...............      0.75%                     1.54%           2.29%
Mid-Size Company Stock
 Funds
 Mid Blend
  Fidelity VIP Mid Cap
   Portfolio SC 2(6)....      0.57%        0.25%        0.43%           1.25%
 Mid Growth
  Putnam VT Vista Fund..      0.65%        0.15%        0.10%           0.90%
  Strong Mid Cap Growth
   Fund II(7)...........      1.00%                     0.17%           1.17%
 Mid Value
  Strong Opportunity
   Fund II(7)...........      1.00%                     0.14%           1.14%
Small Company Stock
 Funds
 Small Growth
  Horace Mann Small Cap
   Growth Fund(4)(5)....      1.39%                     0.32%           1.71%
  Warburg Pincus Small
   Company Growth Port-
   folio................      0.90%                     0.24%           1.14%
International Stock
 Funds
  Horace Mann
   International Equity
   Fund(4)(5)...........      1.09%                     0.67%           1.76%
  Fidelity VIP Overseas
   Portfolio SC 2(6)....      0.73%        0.25%        0.18%           1.16%
Balanced Fund
  Horace Mann Balanced
   Fund(4)(5)...........      0.64%                     0.18%           0.82%
Bond Funds
  Horace Mann Income
   Fund(4)(5)...........      0.64%                     0.43%           1.07%
  Horace Mann Short-Term
   Fund(4)(5)...........      0.37%                     1.58%           1.95%
  Fidelity VIP High
   Income Portfolio SC
   2(6).................      0.58%        0.25%        0.12%           0.95%
  Fidelity VIP
   Investment Grade Bond
   Portfolio SC 2(6)....      0.43%        0.25%        0.14%           0.82%

(/1/) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(/2/) In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(/3/) The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge or the dollar value for the waiver may be reduced or eliminated on certain individual contracts and group plans.

(/4/) The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 1999 except for the Support Services agreement which went into effect March 1, 1999 and is reflected at the contractual amount for the full calendar year. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). Horace Mann Investors, voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 1999. The Funds' advisor, Wilshire Associates, Inc., waived a portion of its advisory fee during 1999 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.16% and 0.80% for the Equity Fund; 0.64%, 0.16% and 0.80% for the Balanced Fund; 0.64%, 0.43% and 1.07% for the
Income Fund; 0.37%, 1.26% and 1.63% for the Short-Term Fund; 1.39%, 0.23% and 1.62% for the Small Cap Fund; 1.09%, 0.28% and 1.37% for the International Fund; and 0.94%, 0.16% and 1.10% for the Socially Responsible Fund.

(/5/)The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc. for the Horace Mann Mutual Funds.

(/6/) Service Class 2 Shares expense ratios are based on estimated expenses for the first year. These expenses are without reimbursement.

(/7/) On the Strong Opportunity Fund II, the Fund's advisor is currently absorbing expenses of 0.04%. With these absorptions, the expense ratio would be 1.10%. On the Strong Mid Cap Growth Fund II, the Fund's advisor is currently absorbing expenses of 0.02%. With this absorption the expense ratio would be 1.15%.

(/8/) Davis Selected Advisers, L.P. has agreed to cap the Portfolio's total expenses at 1.00% until May 1, 2001. With this agreement the Management Fee would be 0.75%, the Other Expenses would be 0.25% and the Total Expenses would be 1.00%.

Example

   The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 1999 calendar year and assume that all fee waivers and reimbursements continue for the time periods shown. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

                   If you surrender your  If you do not surrender                         If you do not surrender
                     Flexible Premium      your Flexible Premium   If you surrender your    your Single Premium
                  Contract at the end of  Contract at the end of  Single Premium Contract Contract at the end of
                    the applicable time     the applicable time      at the end of the      the applicable time
                          period                  period          applicable time period          period
                  ----------------------- ----------------------- ----------------------- -----------------------
                  1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs 1 yr 3 yrs 5 yrs 10 yrs
                  ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------ ---- ----- ----- ------
Large Company
 Stock Funds
Large Blend
J.P. Morgan U.S.
 Disciplined
 Equity
 Portfolio......  104   134   140   252    22    69   117   252    74   101   129   252    22    69   117   252
Fidelity VIP
 Growth & Income
 Portfolio......  104   133   140   251    22    68   117   251    74   101   128   251    22    68   117   251
Fidelity VIP
 Index 500
 Portfolio......  102   126   127   224    20    60   104   224    71    93   115   224    20    60   104   224
Large Growth
Fidelity VIP
 Growth
 Portfolio......  105   135   143   258    23    70   120   258    74   103   132   258    23    70   120   258
Alliance Premier
 Growth
 Portfolio......  108   145   161   294    26    81   139   294    78   113   150   294    26    81   139   294
Large Value
Horace Mann
 Equity Fund....  104   132   138   247    22    67   115   247    73   100   126   247    22    67   115   247
Horace Mann
 Socially
 Responsible
 Fund...........  107   142   155   282    25    77   132   282    76   110   143   282    25    77   132   282
Davis Value
 Portfolio......  117   173   208   387    36   111   187   387    87   142   198   387    36   111   187   387

                           If you surrender      If you do not                           If you do not
                             your Flexible      surrender your     If you surrender     surrender your
                          Premium Contract at  Flexible Premium   your Single Premium   Single Premium
                            the end of the    Contract at the end Contract at the end Contract at the end
                            applicable time    of the applicable   of the applicable   of the applicable
                                period            time period         time period         time period
                          ------------------- ------------------- ------------------- -------------------
                          1yr 3yrs 5yrs 10yrs 1yr 3yrs 5yrs 10yrs 1yr 3yrs 5yrs 10yrs 1yr 3yrs 5yrs 10yrs
                          --- ---- ---- ----- --- ---- ---- ----- --- ---- ---- ----- --- ---- ---- -----
Mid-Size Company Stock
 Funds
Mid Blend
Fidelity VIP Mid Cap
 Portfolio..............  108 144  159   290   26  80  137   290   77 112  148   290   26  80  137   290
Mid Growth
Putnam VT Vista Fund....  105 135  142   255   23  69  119   255   74 102  130   255   23  69  119   255
Strong Mid Cap Growth
 Fund II................  107 142  155   283   25  78  133   283   76 110  144   283   25  78  133   283
Mid Value
Strong Opportunity Fund
 II.....................  107 141  154   280   25  77  131   280   76 109  142   280   25  77  131   280
Small Company Stock
 Funds
Small Growth
Horace Mann Small Cap
 Growth Fund............  112 157  181   335   31  94  159   335   82 125  170   335   31  94  159   335
Warburg Pincus Small Co
 Growth Portfolio.......  107 141  154   280   25  77  131   280   76 109  142   280   25  77  131   280
International Stock
 Funds
Horace Mann
 International Equity
 Fund...................  113 159  184   339   31  95  162   339   82 127  173   339   31  95  162   339
Fidelity VIP Overseas
 Portfolio..............  107 142  155   282   25  77  132   282   76 110  143   282   25  77  132   282
Balanced Fund
Horace Mann Balanced
 Fund...................  104 132  138   247   22  67  115   247   73 100  126   247   22  67  115   247
Bond Funds
Horace Mann Income Fund.  106 139  150   273   24  75  128   273   76 107  139   273   24  75  128   273
Horace Mann Short-Term
 Fund...................  114 164  193   357   33 101  171   357   84 132  182   357   33 101  171   357
Fidelity VIP High Income
 Portfolio..............  105 136  144   261   23  71  122   261   74 103  133   261   23  71  122   261
Fidelity VIP Investment
 Grade Bond Portfolio...  104 132  138   247   22  67  115   247   73 100  126   247   22  67  115   247

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT--DEDUCTIONS AND EXPENSES."

Condensed Financial Information
-------------------------------------------------------------------------------

   The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The information below is based on the computation and accrual of the M&E Fee on a weekly basis, which was the method of calculation during the periods shown. The change in the calculation of the M&E Fee to a daily basis will affect the Accumulation Unit Values. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997. The other Underlying Funds are not included below because they did not become a part of the Separate Account until August 9, 2000.

                                      Accumulation Accumulation   # Units
                                       Unit Value   Unit Value  Outstanding
                                      Beginning of    End of      End of
        Account Division   Year Ended    Period       Period      Period
        ----------------   ---------- ------------ ------------ -----------
        Equity Fund         12/31/99     $24.34       $21.92    23,495,939
                            12/31/98      25.66        24.34    22,401,337
                            12/31/97      23.76        25.66    18,317,985
                            12/31/96      21.66        23.76    13,503,527
                            12/31/95      17.64        21.66     9,499,642
                            12/31/94      19.85        17.64     7,444,937
                            12/31/93      19.49        19.85     5,271,528
                            12/31/92      19.15        19.49     3,847,269
                            12/31/91      16.64        19.15     3,244,626
                            12/31/90      18.88        16.64     2,748,244
                            12/31/89      17.30        18.88     2,349,405

        Balanced Fund       12/31/99     $18.90       $17.27    22,591,194
                            12/31/98      19.82        18.90    21,781,222
                            12/31/97      18.94        19.82    18,709,483
                            12/31/96      18.00        18.94    15,151,785
                            12/31/95      15.26        18.00    12,085,917
                            12/31/94      16.72        15.26    10,010,131
                            12/31/93      16.22        16.72     7,470,133
                            12/31/92      15.91        16.22     5,352,185
                            12/31/91      14.19        15.91     4,274,088
                            12/31/90      15.10        14.19     3,528,857
                            12/31/89      13.48        15.10     2,697,026

        Income Fund         12/31/99     $13.24       $12.24     1,032,770
                            12/31/98      13.00        13.24     1,006,166
                            12/31/97      12.69        13.00       718,041
                            12/31/96      13.03        12.69       817,803
                            12/31/95      12.02        13.03       776,272
                            12/31/94      13.06        12.02       746,535
                            12/31/93      12.95        13.06       694,843
                            12/31/92      12.92        12.95       566,223
                            12/31/91      12.26        12.92       473,423
                            12/31/90      12.35        12.26       415,716
                            12/31/89      11.64        12.35       346,639

                                          Accumulation Accumulation   # Units
                                           Unit Value   Unit Value  Outstanding
                                          Beginning of    End of      End of
        Account Division       Year Ended    Period       Period      Period
        ----------------       ---------- ------------ ------------ -----------
        Short-Term Fund         12/31/99     $ 9.98       $ 9.89       143,624
                                12/31/98       9.99         9.98       125,460
                                12/31/97      10.03         9.99       114,103
                                12/31/96      10.00        10.03       112,004
                                12/31/95      10.08        10.00        95,982
                                12/31/94      10.07        10.08       103,526
                                12/31/93      10.09        10.07       106,595
                                12/31/92      10.10        10.09        99,345
                                12/31/91      10.37        10.10        94,194
                                12/31/90      10.73        10.37       106,548
                                12/31/89      10.49        10.73        96,997

        Small Cap Growth Fund   12/31/99     $12.38       $19.76     2,731,955
                                12/31/98      11.70        12.38     2,063,019
                                12/31/97      10.00        11.70     1,219,124

        International Equity
         Fund                   12/31/99     $12.13       $17.52     1,298,573
                                12/31/98      10.27        12.13       758,622
                                12/31/97      10.00        10.27       451,401

        Socially Responsible
         Fund                   12/31/99     $12.99       $13.81     4,001,791
                                12/31/98      12.10        12.99     2,513,258
                                12/31/97      10.00        12.10       692,571

   Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free).

   From time to time the account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

   To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company,
The Account and
The Underlying Mutual Funds

Horace Mann Life Insurance Company
   Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

   HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account
   On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amount of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

   The account is divided into subaccounts. HMLIC uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.

The Underlying Funds
   The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030, sending a telefascimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

The Contract

Contract Owners' Rights
   A Contract may be issued on a non-qualified basis. Non-qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

   Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

   This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing The Contract
   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

   In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

   Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

   Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of purchase payments received.

Purchase Payments
   Amount and Frequency of Purchase Payments--The minimum annual purchase payment under flexible premium contracts is $1,200 if the deposits are sent by payroll deduction or electronic funds transfer; otherwise the minimum is $2,000. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $100. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. In certain individual and group contracts these minimums may be lowered.

   Allocation of Purchase Payments--All or part of the purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100.

   Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the Underlying Fund.

   Accumulation units are valued on each valuation date. The accumulation unit value of the Horace Mann Equity Fund subaccount was established at $16.87 on October 9, 1965. The accumulation unit value of the Horace Mann Balanced Fund, Horace Mann Income Fund and Horace Mann Short-Term Fund subaccounts was established at $10.00 on February 1, 1983. The accumulation unit value of the Horace Mann Small Cap Growth Fund, Horace Mann International Equity Fund and Horace Mann Socially Responsible Fund subaccounts was established at $10.00 on March 10, 1997. The accumulation unit value of the following funds will be set at $10.00 as of September 5, 2000:

     Davis Value Portfolio
     Strong Opportunity Fund II
     J.P. Morgan U.S. Disciplined Equity Portfolio
     Fidelity VIP Growth and Income Portfolio
     Fidelity VIP Index 500 Portfolio
     Fidelity VIP Mid Cap Portfolio
     Fidelity VIP Growth Portfolio
     Alliance Premier Growth Portfolio
     Putnam VT Vista Fund
     Strong Mid Cap Growth Fund II
     Warburg Pincus Small Company Growth Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Invesmtent Grade Bond Portfolio

Transactions
   Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date.

   On Annuity Alternatives contracts, for transfers from the fixed portion of the contract into a subaccount, the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

   A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, or for telephone transactions, be made by the contract owner,
(2) include the name of the contract owner and the contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request by the Home Office.

   Up to twelve transfers (not extending beyond a twelve month period) may be pre-scheduled at any time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information--Forms Availability." If the contract owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or telefacsimile (FAX) transmission to (217) 527-2307 prior to the next designated transfer date.

   Changes in Allocation Instructions--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile
(FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Surrender Before Commencement of Annuity Period--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

   A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."

   Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request at the Home Office.

   Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

   Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges."

   HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid.

   Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

   Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

   The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

   If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

   Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which the request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

   Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

   If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses
   Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

   Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

   The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

   Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Variable Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Variable Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

   Surrender Charges--If not restricted by the IRC, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   Annuity Alternatives contracts have been issued since 1982.

  During
 Contract                            Flexible                                                   Single
   Year                              Premium                                                    Premium
----------                           --------                                                   -------
1                                      8%                                                         5%
2                                      8%                                                         4%
3                                      6%                                                         3%
4                                      4%                                                         2%
5                                      2%                                                         1%
Thereafter                             0%                                                         0%

   For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

   Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in the Underlying Fund's prospectus.

   Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when purchase payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds
   If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

   All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-- Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

   For all contracts issued in connection with this prospectus, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

   For non-qualified annuities, a designated beneficiary who is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified contract issued in connection with this prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

   If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Income Payments
   The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we receive the request in the Home Office. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

   In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual and annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options
   The following income payment options are available on a variable basis unless otherwise stated.

   Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

  Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

  Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

  Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any, or the beneficiary may request the present value, if any, of the remaining income payments. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

  Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The annuitant may elect another income option at the end of any payment period, or may withdraw the contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. This option is available on a fixed payment basis only.

  Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

    a) receive the proceeds in a lump sum, or

    b) leave the contract with HMLIC, or

    c) elect any other option that HMLIC makes available.

Amount of Fixed And Variable Income Payments
  In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

  Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a fixed income payment. Guaranteed fixed income payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

  Variable Income Payments--The amount of the first monthly variable income payment is determined from the income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

  The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

   The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

   Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.

   Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:
  Horace Mann Short-Term Fund
  Horace Mann International Equity Fund
  Horace Mann Small Cap Growth Fund
  Horace Mann Socially Responsible Fund
  Davis Value Portfolio
  Strong Opportunity Fund II
  J.P. Morgan U.S. Disciplined Equity Portfolio
  Fidelity VIP Growth and Income Portfolio
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Mid Cap Portfolio
  Fidelity VIP Growth Portfolio
  Alliance Premier Growth Portfolio
  Putnam VT Vista Fund
  Strong Mid Cap Growth Fund II
  Warburg Pincus Small Company Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

Misstatement of Age

   If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

   The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

   HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account
   The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners
   Contributions--No limitations are imposed on the amount of contributions made to a non-qualified contract.

   Distributions Under Non-Qualified Contracts--Contract owners of non-qualified contracts are not subject to federal income tax on earnings until income payments are received under the contract. Contract owners of non-qualified contracts are not subject to the minimum distribution requirements.

   A distribution by surrender or partial withdrawal during the accumulation period may subject the contract owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

   If the distribution is a full surrender, the contract owner is taxed on the amount distributed, less net purchase payments reduced by any prior partial withdrawals which were not subject to income tax.

   A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The contract owner is subject to income tax on any previously untaxed accumulation which is distributed.

   Purchase payments may also be made by means of a full tax free exchange of annuity contracts under IRC Section 1035. Contracts exchanged under IRC
Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

   If distributions are made pursuant to an income payment option, that portion of each income payment which represents the contract owner's investment in the contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total purchase payments to the contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the contract owner's investment is returned in full, the entire amount of each income payment is taxable as ordinary income.

   Penalty Tax--Taxable distributions from non-qualified contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the contract owner's death or disability, received as part of substantially equal periodic payments for the contract owner's lifetime, or attributable to purchase payments made prior to August 14, 1982. In addition, for non-qualified contracts issued during the period August 14, 1982 through January 18, 1985 and for additional purchase payments to non-qualified contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to purchase payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to purchase payments on a "first-in first-out" basis (i.e., to the earliest purchase payment which has not been fully allocated to prior distributions).

   The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

   Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

   The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

Other Information

   Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

   Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

   Contract Owner Communications--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

   HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

   Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

  NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

  A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                                                       Page
-----                                                                       ----
General Information and History............................................   2
Investment Experience......................................................   2
Underwriter................................................................   3
Financial Statements.......................................................   4

  To receive, without charge, a copy of the 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

    Horace Mann Life Insurance Company
    P.O. Box 4657
    Springfield, Illinois 62708-4657
Please provide free of charge the following information:

 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life
      Insurance Company Separate Account.

 Statement of Additional Information dated August 9, 2000 for the Horace Mann
      Life Insurance Company Separate Account.

  Please mail the above documents to:
  -------------------------------
  (Name)
  -------------------------------
  (Address)
  -------------------------------
  (City/State/Zip)

Appendix A

The Underlying Funds

   The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds, Inc.
   The Horace Mann Mutual Funds, Inc. ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

   The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") successor of Sanford C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

   The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

   The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited (WAML) serve as the investment subadvisers to the Income Fund.

   The primary investment objective of the Horace Mann Short-Term Investment Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

   The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

   The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.

   The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

  1. Do not produce tobacco products;

  2. Do not produce alcoholic beverages;

  3. Do not own and/or operate casinos or manufacture gaming devices;

  4. Do not produce pornographic materials;

  5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

  6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

  7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

   Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.

Alliance
   The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Davis
   Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity
   The investment objective of the Fidelity VIP Growth Portfolio is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 65% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

J.P. Morgan
   The investment objective of the J.P. Morgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. The J.P. Morgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management.

Putnam
   The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management.

Strong
   The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

Warburg Pincus
   The investment objective of the Warburg Pincus Small Company Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within a range of capitalizations of companies in the Russell 2000 Index. As of December 31, 1999, the Russell 2000 Index included companies with market capitalizations between $178 million and $1.3 billion. Small companies may outgrow the definition of a small company after purchase but will continue to be considered small for purposes of the Portfolio's allocation to small company equities. The Warburg Pincus Small Company Growth Portfolio is a series of the Warburg Pincus Trust and is advised by Credit Suisse Asset Management, LLC.

Administrator: Horace Mann Investors, Inc.

   HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

   For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

Horace Mann Life Insurance Company
Separate Account Prospectus

Horace Mann Equity Fund
Horace Mann Socially Responsible Fund
Horace Mann Small Cap Growth Fund
Horace Mann International Equity Fund
Horace Mann Balanced Fund
Horace Mann Income Fund
Horace Mann Short Term Investment Fund

[ALLIANCE CAPITAL(R) LOGO]
The Investment Professional's Choice

Alliance Premier Growth Portfolio


[DAVIS FUNDS LOGO]

[FIDELITY INVESTMENTS(R) LOGO]

Fidelity VIP Growth & Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio

JPMorgan

J.P.Morgan U.S. Disciplined Equity Portfolio

[PUTNAM INVESTMENTS LOGO]

Putnam VT Vista Fund

[STRONG LOGO]

Strong Mid Cap Growth Fund II
Strong Opportunity Fund II

[WARBURG PINCUS FUNDS LOGO]
PART OF CREDIT  ASSET
        SUISSE  MANAGEMENT

Warburg Pincus Small Company Growth Portfolio

[PHOTO APPEARS HERE]

Offered by Horace Mann Investors, Inc.

(Separate Account - nonqualified)

August 9, 2000

           Prospectus

           Qualified Variable Tax deferred annuity contracts Prospectus

           Horace Mann Life Insurance Company
           Separate accounts for Annuity Alternatives Contracts

                   August 9, 2000

Individual Single Premium and Individual and Group Flexible Premium Variable Deferred Annuity Contracts Issued By Horace Mann Life Insurance Company

Separate Account as Qualified Contracts

   This prospectus offers combination fixed and variable, qualified annuity contracts to individuals and groups. These contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium contracts or, for individuals, as single premium contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a participant or contract owner are invested in one or more of the subaccounts (sometimes referred to as variable investment options or variable accounts). Each subaccount purchases shares in a corresponding mutual fund. The mutual funds are:

  Large Company Stock Funds
    Large Blend
      J.P. Morgan U.S. Disciplined Equity Portfolio
      Fidelity VIP Growth & Income Portfolio
      Wilshire 5000 Index Portfolio(/1/)
      Fidelity VIP Index 500 Portfolio
    Large Growth
      Fidelity VIP Growth Portfolio
      Alliance Premier Growth Portfolio
      Wilshire Large Company Growth Portfolio(/1/)
    Large Value
      Horace Mann Equity Fund
      Horace Mann Socially Responsible Fund
      Davis Value Portfolio
      Wilshire Large Company Value Portfolio

  Mid-Size Company Stock Funds
    Mid Blend
      Fidelity VIP Mid Cap Portfolio
      Rainier Small/Mid Cap Equity Portfolio
    Mid Growth
      Putnam VT Vista Fund
      Strong Mid Cap Growth Fund II
    Mid Value
      Strong Opportunity Fund II

  Small Company Stock Funds
    Small Blend
      T. Rowe Price Small-Cap Stock Fund--Advisor Class
      Neuberger Berman Genesis Assets
    Small Growth
      Horace Mann Small Cap Growth Fund
      Warburg Pincus Small Company Growth Portfolio
      Wilshire Small Company Growth Portfolio
    Small Value
      T. Rowe Price Small-Cap Value Fund--Advisor Class
      Wilshire Small Company Value Portfolio

  International Stock Funds
      Horace Mann International Equity Fund
      Fidelity VIP Overseas Portfolio

  Balanced Fund
      Horace Mann Balanced Fund

  Bond Funds
      Horace Mann Income Fund
      Horace Mann Short-Term Fund
      Fidelity VIP High Income Portfolio
      Fidelity VIP Investment Grade Bond Portfolio

(/1/) For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of each Fund.

   This Prospectus sets forth the information an investor should know. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated August 9, 2000. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 23 of this prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
           GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS, OBLIGATIONS, OR
            GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS,
                INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT
                                   INVESTED.

                The date of this Prospectus is August 9, 2000.

Table of Contents
-------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Definitions................................................................   4
Summary....................................................................   5
Condensed Financial Information............................................  12
Horace Mann Life Insurance Company, The Account and The Underlying Funds...  14
  Horace Mann Life Insurance Company.......................................  14
  The Account..............................................................  14
  The Underlying Funds.....................................................  14
The Contract(s)............................................................  14
  Contract Owners' Rights..................................................  14
  Purchasing the Contract..................................................  14
  Purchase Payments........................................................  15
    Amount and Frequency of Purchase Payments..............................  15
    Allocation of Purchase Payments........................................  15
    Accumulation Units and Accumulation Unit Value.........................  15
  Transactions.............................................................  15
    Transfers..............................................................  15
    Changes in Allocation Instructions.....................................  16
    Surrender Before Commencement of Annuity Period........................  16
    Deferment..............................................................  16
    Confirmations..........................................................  16
  Deductions and Expenses..................................................  17
    Annual Maintenance Charge..............................................  17
    Mortality and Expense Risk Fee.........................................  17
    Surrender Charge(s)....................................................  17
    Operating Expenses of the Underlying Funds.............................  17
    Premium Taxes..........................................................  17
  Death Benefit Proceeds...................................................  17
  Mandatory Minimum Distribution...........................................  18
  Income Payments..........................................................  18
    Income Payment Options.................................................  18
    Amount of Fixed and Variable Income Payments...........................  19
  Misstatement of Age......................................................  20
  Modification of the Contract.............................................  20
Tax Consequences...........................................................  21
  Separate Account.........................................................  21
  Contract Owners..........................................................  21
    Contributions..........................................................  21
    Distributions Under Qualified Contracts................................  21
    Penalty Tax............................................................  22
Voting Rights..............................................................  22
Other Information..........................................................  22
Additional Information.....................................................  23
Appendix A.................................................................  24

   THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions
-------------------------------------------------------------------------------
   Account: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of subaccounts each of which invests in a corresponding Underlying Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

   Accumulation Unit: A unit of measurement used to determine the value of a contract owner's interest in a subaccount before income payments begin.

   Accumulation Unit Value: The value of an accumulation unit on any valuation date.

   Annuitant: The recipient of income payments.

   Annuity Period: The period during which income payments are made to the annuitant or the last surviving joint annuitant, if any.

   Annuity Unit: A unit of measurement used in determining the amount of a variable income payment during the annuity period.

   Certificate: Each participant under a group contract is issued a certificate summarizing the provisions of the contract and showing participation in the retirement plan adopted by the contract owner.

   Contract: This Prospectus offers combination fixed and variable annuity contracts to individuals as single premium contracts and to both individuals and groups as flexible premium contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals and certificates issued to participants in a group plan.

   Contract Owner: The individual or entity to whom the contract is issued. Under a group contract, all references to the contract owner refer to the participant in a group plan.

   Contract Year: A year measured from the date a contract (or a certificate) was issued to an individual contract owner (or a participant) and each anniversary of this date.

   Income Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the subaccount(s) selected by the contract owner.

   Maturity Date: The date income payments begin. The individual contracts offered by this prospectus describe the criteria for determining maturity dates.

   In addition, tax qualified plans often place certain limitations upon election of a maturity date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the contract owner or participant reaches age 70 1/2. See "The Contract--Mandatory Minimum Distribution."

   Mutual Fund(s): Open-end management investment companies in which the assets of the subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

   Net Purchase Payment: The balance of each purchase payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other subaccounts after applicable charges.

   Participant: A person to whom a certificate showing participation under a group contract has been issued.

   Qualified Plan: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code ("IRC"). IRAs as defined in Section 408 could be qualified in some situations.

   Subaccount: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding Underlying Fund.

   Surrender Charge: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

   Underlying Funds: All mutual funds listed in Appendix A that are available for investment by the Horace Mann Life Insurance Company Separate Account.

   Valuation Date: The valuation date ends at 3:00 p.m. central time. No valuations are made for any day that the New York Stock Exchange is closed, and for 2000 no valuations are made for July 3rd or the day after Thanksgiving.

   Valuation Period: The period from the end of a valuation date to the end of the next valuation date, excluding the day the period begins and including the day it ends.

Summary
-------------------------------------------------------------------------------
   This summary is intended to provide a brief overview of the more significant aspects of the contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the contracts only. As used in this prospectus, "variable" means that accumulated value varies based on the investment performance of the subaccount selected. For information regarding the fixed portion, refer to the Contract.

   Detailed information about the Underlying Funds is contained in each Underlying Fund's Prospectus and in each Underlying Fund Statement of Additional Information.

   The expenses for the Underlying Funds, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 7 of this Summary.

What is "the Separate Account"?
   The Horace Mann Life Insurance Company Separate Account (the "Account") segregates assets dedicated to the variable portion of the combination fixed and variable contracts offered herein. The account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The account consists of subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase a Horace Mann Annuity offered by this Prospectus?
   Individuals, as well as groups, may purchase the combination fixed and variable flexible premium annuity. Individuals may also purchase the single premium plan. The contracts offered by this prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Roth IRAs, and Simplified Employee Pension Plans ("SEPs").

   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the National Association of Securities Dealers, Inc. ("NASD").

Is there a minimum Purchase Payment?
   The minimum annual purchase payment under a flexible premium contract during any contract year is $225. Certain Individual Flexible Premium contracts may have larger minimums. The minimum purchase payment under a single premium contract is $2,000. Contract owners may elect to allocate all or part of the net purchase payments to one or more subaccount(s). The minimum purchase payment allocated to any subaccount within any given contract year must equal or exceed $100. No purchase payments are required after the first contract year. Under certain group plans the minimum may be reduced or waived.

What are my investment choices?
   (a) Separate Account

   Includes subaccounts each of which invests in one of the following Underlying Funds:

Large Company Stock Funds
  Large Blend
    J.P. Morgan U.S. Disciplined Equity Portfolio
    Fidelity VIP Growth & Income Portfolio
    Wilshire 5000 Index Portfolio(/1/)
    Fidelity VIP Index 500 Portfolio
  Large Growth
    Fidelity VIP Growth Portfolio
    Alliance Premier Growth Portfolio
    Wilshire Large Company Growth Portfolio(/1/)
  Large Value
    Horace Mann Equity Fund
    Horace Mann Socially Responsible Fund
    Davis Value Portfolio
    Wilshire Large Company Value Portfolio

Mid-Size Company Stock Funds
  Mid Blend
    Fidelity VIP Mid Cap Portfolio
    Rainier Small/Mid Cap Equity Portfolio
  Mid Growth
    Putnam VT Vista Fund
    Strong Mid Cap Growth Fund II
  Mid Value
    Strong Opportunity Fund II

Small Company Stock Funds
  Small Blend
    T. Rowe Price Small-Cap Stock Fund--Advisor Class
    Neuberger Berman Genesis Assets
  Small Growth
    Horace Mann Small Cap Growth Fund
    Warburg Pincus Small Company Growth Portfolio
    Wilshire Small Company Growth Portfolio
  Small Value
    T. Rowe Price Small-Cap Value Fund--Advisor Class
    Wilshire Small Company Value Portfolio

International Stock Funds
    Horace Mann International Equity Fund
    Fidelity VIP Overseas Portfolio

Balanced Fund
    Horace Mann Balanced Fund

Bond Funds
    Horace Mann Income Fund
    Horace Mann Short-Term Fund
    Fidelity VIP High Income Portfolio
    Fidelity VIP Investment Grade Bond Portfolio

(/1/)For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of each Fund.

   (b) Fixed Account (See the Contract)

   At any time before the contract's maturity date, amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract. Transfers from the fixed account of the contract into a subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less. For complete details see "The Contract--Transactions--Transfers."

May I withdraw all or part of the contract value before the Maturity Date?
   Unless restricted by his or her retirement plan or by the Internal Revenue Code ("IRC"), a contract owner may at any time before the maturity date surrender his or her contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value of an accumulation unit of the subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to surrender charges as described in "Deductions and Expenses--Surrender Charges."

What are the charges or deductions?
   Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

   A mortality and expense risk fee (M&E Fee) is deducted from the Variable Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Variable Account. This fee may be lower on some group plans and certain individual flexible premium products.

   A fixed annual maintenance charge of $25 is assessed against the contract on each anniversary, unless the contract value equals or exceeds $10,000, in which case such charge is waived. This charge may be waived or lowered on certain group plans. Certain individual flexible premium products do not include this charge.

   No deduction for sales expense is charged on purchase payments, but a decreasing surrender charge is assessed against certain withdrawals and surrenders during the first five or eight contract years depending on the contract you purchase. The charge may be lower on certain individual and group plans. In the first contract year the charge is 8% for the Flexible Premium Contract and 5% for the Single Premium Contract. The charge is taken from the contract owner's value in the subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the net purchase payments to the subaccount(s). See "The Contract--Transactions--Surrender Before Commencement of Annuity Period."

What are the federal income tax consequences of investing in this contract?
   The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. See "Tax Consequences." This contract might not be suitable for short-term investment. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

If I receive my contract and am dissatisfied, may I return it?
   Subject to various state insurance laws, generally the contract owner may return the contract to HMLIC within 30 days of receipt of the contract. The market value of the assets purchased by payments paid to the account, less any taxes, if applicable, will be refunded.

When can I begin receiving Income Payments, and what options are available?
   Payments will begin on the maturity date selected by the contract owner. Variable income payments are made in monthly installments. A lump sum payment may be made if the total contract value is less than $2,000 or if monthly income payments at the maturity date would be less than $20. An optional maturity date and various income payment options are available under the contract.

   Income payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments:

   Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

Table of Annual Operating Expenses
--------------------------------------------------------------------------------

   The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the account. A contract owner who invests in the Fixed Account would be subject to the annual maintenance charge and surrender charges.

Horace Mann Life Insurance Company Separate Account

Contract Owner Transaction Expenses:(1)
  Maximum Surrender Charge as a percentage of amount surrendered(2)
    --for Single Payment Contracts.....................................  5.00%
    --for Flexible Premium Contracts...................................  8.00%

Annual Maintenance Charge(3)........................................... $   25

Separate Account annual expenses, as a percentage of average account value:
  Mortality Risk.......................................................  0.45%
  Expense Risk.........................................................  0.80%
Total Separate Account M&E Fee.........................................  1.25%

Underlying Funds
   Annual Operating Expenses of the Underlying Funds, as a percentage of average daily net assets, as of 12/31/99 unless otherwise noted:

                                                                        Total
                                                                        Fund
                                            Management 12b-1  Other   Operating
                                             Fee(/6/)  fees  Expenses  Expense
                                            ---------- ----- -------- ---------
Large Company Stock Funds
 Large Blend
  JP Morgan U.S. Disciplined Equity
   Portfolio...............................   0.35%           0.52%     0.87%
  Fidelity VIP Growth and Income Portfolio
   SC 2(/12/)..............................   0.48%    0.25%  0.13%     0.86%
  Wilshire 5000 Index Portfolio
   (Institutional)(/5/)(/7/A)(/11/)........   0.10%           0.25%     0.35%
  Wilshire 5000 Index Portfolio
   (Investment)(/5/)(/7/A)(/11/)...........   0.10%    0.25%  0.25%     0.60%
  Fidelity VIP Index 500 Portfolio SC
   2(/12/).................................   0.24%    0.25%  0.11%     0.60%
 Large Growth
  Fidelity VIP Growth Portfolio SC 2(/12/).   0.58%    0.25%  0.10%     0.93%
  Alliance Premier Growth Portfolio........   1.00%    0.25%  0.04%     1.29%
  Wilshire Large Company Growth Portfolio
   (Institutional)(/5/)(/11/)..............   0.25%           0.42%     0.67%
  Wilshire Large Company Growth Portfolio
   (Investment)(/5/)(/11/).................   0.25%    0.25%  0.45%     0.95%
 Large Value
  Horace Mann Equity Fund(/4/).............   0.64%           0.18%     0.82%
  Horace Mann Socially Responsible
   Fund(/4/) ..............................   0.94%           0.22%     1.16%
  Davis Value Portfolio(/14/)..............   0.75%           1.54%     2.29%
  Wilshire Large Company Value
   Portfolio(/5/)..........................   0.25%    0.25%  0.56%     1.06%
Mid-Size Company Stock Funds
 Mid Blend
  Fidelity VIP Mid Cap Portfolio SC
   2(/12/).................................   0.57%    0.25%  0.43%     1.25%
  Rainier Small/Mid Cap Equity
   Portfolio(/9/)..........................   0.85%    0.25%  0.15%     1.25%
 Mid Growth
  Putnam VT Vista Fund.....................   0.65%    0.15%  0.10%     0.90%
  Strong Mid Cap Growth Fund II(/13/)......   1.00%           0.17%     1.17%
 Mid Value
  Strong Opportunity Fund II(/13/).........   1.00%           0.14%     1.14%
Small Company Stock Funds
 Small Blend
  T. Rowe Price Small-Cap Stock Fund--
   Advisor Class(/10/).....................   0.77%    0.25%  0.18%     1.20%
  Neuberger Berman Genesis Assets(/8/).....   1.12%    0.25%  0.26%     1.63%

                                                                        Total
                                                                        Fund
                                            Management 12b-1  Other   Operating
                                             Fee(/6/)  fees  Expenses  Expense
                                            ---------- ----- -------- ---------
 Small Growth
  Horace Mann Small Cap Growth Fund(/4/)...   1.39%           0.32%     1.71%
  Warburg Pincus Small Company Growth
   Portfolio...............................   0.90%           0.24%     1.14%
  Wilshire Small Company Growth
   Portfolio(/5/)(/7/B)....................   0.25%    0.25%  1.24%     1.74%
 Small Value
  T. Rowe Price Small-Cap Value Fund--
   Advisor Class(/10/) ....................   0.67%    0.25%  0.18%     1.10%
  Wilshire Small Company Value Portfo-
   lio(/5/)(/7/)...........................   0.25%    0.25%  0.73%     1.23%
International Stock Funds
  Horace Mann International Equity
   Fund(/4/)...............................   1.09%           0.67%     1.76%
  Fidelity VIP Overseas Portfolio SC
   2(/12/).................................   0.73%    0.25%  0.18%     1.16%
Balanced Fund
  Horace Mann Balanced Fund(/4/)...........   0.64%           0.18%     0.82%
Bond Funds
  Horace Mann Income Fund(/4/).............   0.64%           0.43%     1.07%
  Horace Mann Short-Term Fund(/4/).........   0.37%           1.58%     1.95%
  Fidelity VIP High Income Portfolio SC
   2(/12/).................................   0.58%    0.25%  0.12%     0.95%
  Fidelity VIP Investment Grade Bond
   Portfolio SC 2(/12/)....................   0.43%    0.25%  0.14%     0.82%

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are deducted at the time of purchase or are levied at annuitization.

(/2/)In some cases, the surrender charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(/3/)The annual maintenance charge equals $25 per year, unless the contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the maturity date. This charge may be reduced or eliminated on certain individual contracts and group plans.

(/4/)The Other Expenses for the Horace Mann Mutual Funds are shown based on actual amounts for the fiscal year ended December 31, 1999 except for the Support Services agreement which went into effect March 1, 1999 and is reflected at the contractual amount for the full calendar year. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Horace Mann Mutual Funds part of the commissions paid (Commission Credits). Horace Mann Investors voluntarily waived a portion of its Management Fee on the Short-Term Fund and subsidized specific expenses for certain funds during 1999. The Funds' advisor, Wilshire Associates, Inc., waived a portion of its advisory fee during 1999 for each fund. With these waivers, commission credits or subsidization the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were: 0.64%, 0.16% and 0.80% for the Equity Fund; 0.64%, 0.16% and 0.80% for the Balanced Fund; 0.64%, 0.43% and 1.07% for the
Income Fund; 0.37%, 1.26% and 1.63% for the Short-Term Fund; 1.39%, 0.23% and 1.62% for the Small Cap Fund; 1.09%, 0.28% and 1.37% for the International Fund; and 0.94%, 0.16% and 1.10% for the Socially Responsible Fund.

(/5/)The Total Expenses for the Wilshire Target Funds, Inc. are based on the calendar year 1999 and are unaudited. Wilshire Target Funds, Inc. fiscal year ends on August 31.

(/6/)The "Management Fees" include both the advisory fee payable to Wilshire Associates, Inc. and the administration fee payable to Horace Mann Investors, Inc. for the Horace Mann Mutual Funds.

(/7/)Wilshire Associates, Inc. has agreed to waive a portion of its advisory fees for this Portfolio until further notice. After this waiver, the Management Fee is expected to be 0.10%, and Total Fund Operating Expense is expected to be 1.08%.

(/7/A)Wilshire Associates, Inc. has agreed to reimburse expenses to maintain the total expenses of the Portfolio's Institutional Class (other than 12(b)-1 fees) at 0.35% of the Portfolio's average daily net assets until at least September 30, 2000, subject to later recoupment. Without this agreement the "Other Expenses" would be 0.98% and "Total Fund Operating Expenses" would be 1.33% and 1.08% for the Investment Class and Institutional Class, respectively.

(/7/B)Wilshire Associates, Inc. has agreed to waive a portion of its advisory fees for this Portfolio until further notice. After this waiver, the Management Fee is expected to be 0.10%, and Total Fund Operating Expense is expected to be 1.59%.

(/8/)Neuberger Berman Genesis Assets has a fiscal year end of 8/31. The numbers in this chart reflect the expenses based on the 1999 fiscal year end.

(/9/)The Rainier Small/Mid Cap Equity Portfolio has a fiscal year end of 3/31. The numbers in this chart reflect the expenses based on the 2000 fiscal year end.

(/10/)The T. Rowe Price funds started a new class of shares effective 3/31/00. The expenses shown in the chart are estimated costs.

(/11/)For contracts issued prior to September 5, 2000, the subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For contracts issued on or after September 5, 2000, the subaccounts invest in the Investment Class of each Fund.

(/12/)Service Class 2 Shares expense ratios are based on estimated expenses for the first year. These expenses are without reimbursement.

(/13/)On the Strong Opportunity Fund II, the Fund's advisor is currently absorbing expenses of 0.04%. With these absorptions, the expense ratio would be 1.10%. On the Strong Mid Cap Growth Fund II, the Fund's advisor is currently absorbing expenses of 0.02%. With this absorption the expense ratio would be 1.15%.

(/14/)Davis Selected Advisers, L.P. has agreed to cap the Portfolio's total expenses at 1.00% until May 1, 2001. With this agreement the Management Fee would be 0.75%, the Other Expenses would be 0.25% and the Total Expenses would be 1.00%.

Example
-------------------------------------------------------------------------------

   The following chart shows the expenses that would be incurred under this contract assuming a $1,000 deposit and a 5% return. The Example should not be considered a representation of past or future expenses. Amounts shown are based on the "Total Expenses" shown on the fee table and average cash value of the average number of annuity contracts in the accumulation phase during the 1999 calendar year and assume that all fee waivers and reimbursements continue for the time periods shown. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

                                                                      If you surrender
                   If you surrender                                         your
                     your Flexible                                     Single Premium
                  Premium Contract at   If you do not surrender           Contract       If you do not surrender your
                    the end of the       your Flexible Premium        at the end of the         Single Premium
                    applicable time   Contract at the end of the       applicable time    Contract at the end of the
                        period          applicable time period             period           applicable time period
                  ------------------- ------------------------------ ------------------- -----------------------------
                  1yr 3yrs 5yrs 10yrs  1yr    3yrs    5yrs    10yrs  1yr 3yrs 5yrs 10yrs  1yr    3yrs    5yrs    100
                  --- ---- ---- ----- ------ ------  ------  ------- --- ---- ---- ----- ------ ------- ------- ------
Large Company
 Stock Funds
Large Blend
JP Morgan U.S.
 Disciplined
 Equity
 Portfolio......  104 134  140   252      22     69     117      252  74 101  129   252      22     69     117     252
Fidelity VIP
 Growth & Income
 Portfolio......  104 133  140   251      22     68     117      251  74 101  128   251      22     68     117     251
Wilshire 5000
 Index Portfolio
 (Institutional). 106 140  151   274      24     75     128      274  76 107  139   274      24     75     128     274
Wilshire 5000
 Index Portfolio
 (Investment)...  109 147  163   298      27     82     141      298  78 115  152   298      27     82     141     298
Fidelity VIP
 Index 500
 Portfolio......  102 126  127   224      20     60     104      224  71  93  115   224      20     60     104     224
Large Growth
Fidelity VIP
 Growth
 Portfolio......  105 135  143   258      23     70     120      258  74 103  132   258      23     70     120     258
Alliance Premier
 Growth
 Portfolio......  108 145  161   294      26     81     139      294  78 113  150   294      26     81     139     294
Wilshire Large
 Company Growth
 Portfolio
 (Institutional). 103 128  130   232      20     62     107      232  71  95  119   232      20     62     107     232
Wilshire Large
 Company Growth
 Portfolio
 (Investment)...  105 136  144   261      23     71     122      261  74 103  133   261      23     71     122     261
Large Value
Horace Mann
 Equity Fund....  104 132  138   247      22     67     115      247  73 100  126   247      22     67     115     247
Horace Mann
 Socially
 Responsible
 Fund...........  107 142  155   282      25     77     132      282  76 110  143   282      25     77     132     282
Davis Value
 Portfolio......  117 173  208   387      36    111     187      387  87 142  198   387      36    111     187     387
Wilshire Large
 Company Value
 Portfolio......  106 139  150   272      24     74     127      272  75 107  138   272      24     74     127     272
Mid-Size Company
 Stock Funds
Mid Blend
Fidelity VIP Mid
 Cap Portfolio..  108 144  159   290      26     80     137      290  77 112  148   290      26     80     137     290
Rainier
 Small/Mid Cap
 Equity
 Portfolio......  108 144  159   290      26     80     137      290  77 112  148   290      26     80     137     290
Mid Growth
Putnam VT Vista
 Fund...........  105 135  142   255      23     69     119      255  74 102  130   255      23     69     119     255
Strong Mid Cap
 Growth Fund II.  107 142  155   283      25     78     133      283  76 110  144   283      25     78     133     283
Mid Value
Strong
 Opportunity
 Fund II........  107 141  154   280      25     77     131      280  76 109  142   280      25     77     131     280

                           If you surrender                        If you surrender
                                 your            If you do not           your            If you do not
                           Flexible Premium     surrender your      Single Premium      surrender your
                               Contract        Flexible Premium        Contract         Single Premium
                           at the end of the  Contract at the end  at the end of the  Contract at the end
                            applicable time    of the applicable    applicable time    of the applicable
                                period            time period           period            time period
                          ------------------- ------------------- ------------------- -------------------
                          1yr 3yrs 5yrs 10yrs 1yr 3yrs 5yrs 10yrs 1yr 3yrs 5yrs 10yrs 1yr 3yrs 5yrs 10yrs
                          --- ---- ---- ----- --- ---- ---- ----- --- ---- ---- ----- --- ---- ---- -----
Small Company Stock
 Funds
Small Blend
T. Rowe Price Small-Cap
 Stock Fund--Advisor
 Class..................  108 143  157   286   26  78  134   286   77 111  145   286   26  78  134   286
Neuberger Berman Genesis
 Assets.................  111 155  177   327   30  91  155   327   80 123  166   327   30  91  155   327
Small Growth
Horace Mann Small Cap
 Growth Fund............  112 157  181   335   31  94  159   335   82 125  170   335   31  94  159   335
Warburg Pincus Small
 Company Growth
 Portfolio..............  107 141  154   280   25  77  131   280   76 109  142   280   25  77  131   280
Wilshire Small Company
 Growth Portfolio.......  112 158  183   337   31  95  161   337   82 126  172   337   31  95  161   337
Small Value
T. Rowe Price Small-Cap
 Value Fund--Advisor
 Class..................  107 140  152   276   25  75  129   276   76 108  140   276   25  75  129   276
Wilshire Small Company
 Value Portfolio........  108 144  158   289   26  79  136   289   77 112  147   289   26  79  136   289
International Stock
 Funds
Horace Mann
 International Equity
 Fund...................  113 159  184   339   31  95  162   339   82 127  173   339   31  95  162   339
Fidelity VIP Overseas
 Portfolio..............  107 142  155   282   25  77  132   282   76 110  143   282   25  77  132   282
Balanced Fund
Horace Mann Balanced
 Fund...................  104 132  138   247   22  67  115   247   73 100  126   247   22  67  115   247
Bond Funds
Horace Mann Income Fund.  106 139  150   273   24  75  128   273   76 107  139   273   24  75  128   273
Horace Mann Short-Term
 Fund...................  114 164  193   357   33 101  171   357   84 132  182   357   33 101  171   357
Fidelity VIP High Income
 Portfolio..............  105 136  144   261   23  71  122   261   74 103  133   261   23  71  122   261
Fidelity VIP Investment
 Grade Bond Portfolio...  104 132  138   247   22  67  115   247   73 100  126   247   22  67  115   247

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTACT--DEDUCTIONS AND EXPENSES."

Condensed Financial Information
-------------------------------------------------------------------------------

   The following information is taken from the Separate Account financial statements and is covered by the report of the Separate Account Independent Auditors. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing Horace Mann Life Insurance Company. The information below is based on the computation and accrual of the M&E Fee on a weekly basis, which was the method of calculation during the periods shown. The change in the calculation of the M&E fee to a daily basis will affect the Accumulation Unit Values. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio subaccounts were added to the Separate Account on May 1, 2000. The other Underlying Funds are not included below because they were not added to the Separate Account until August 9, 2000.

                                  Accumulation Accumulation   # Units
                                   Unit Value   Unit Value  Outstanding
        Account            Year   Beginning of    End of      End of
        Division          Ended      Period       Period      Period
        --------         -------- ------------ ------------ -----------
        Equity Fund      12/31/99    $24.34       $21.92    23,495,939
                         12/31/98     25.66        24.34    22,401,337
                         12/31/97     23.76        25.66    18,317,985
                         12/31/96     21.66        23.76    13,503,527
                         12/31/95     17.64        21.66     9,499,642
                         12/31/94     19.85        17.64     7,444,937
                         12/31/93     19.49        19.85     5,271,528
                         12/31/92     19.15        19.49     3,847,269
                         12/31/91     16.64        19.15     3,244,626
                         12/31/90     18.88        16.64     2,748,244
                         12/31/89     17.30        18.88     2,349,405

        Balanced Fund    12/31/99    $18.90       $17.27    22,591,194
                         12/31/98     19.82        18.90    21,781,222
                         12/31/97     18.94        19.82    18,709,483
                         12/31/96     18.00        18.94    15,151,785
                         12/31/95     15.26        18.00    12,085,917
                         12/31/94     16.72        15.26    10,010,131
                         12/31/93     16.22        16.72     7,470,133
                         12/31/92     15.91        16.22     5,352,185
                         12/31/91     14.19        15.91     4,274,088
                         12/31/90     15.10        14.19     3,528,857
                         12/31/89     13.48        15.10     2,697,026

        Income Fund      12/31/99    $13.24       $12.24     1,032,770
                         12/31/98     13.00        13.24     1,006,166
                         12/31/97     12.69        13.00       718,041
                         12/31/96     13.03        12.69       817,803
                         12/31/95     12.02        13.03       776,272
                         12/31/94     13.06        12.02       746,535
                         12/31/93     12.95        13.06       694,843
                         12/31/92     12.92        12.95       566,223
                         12/31/91     12.26        12.92       473,423
                         12/31/90     12.35        12.26       415,716
                         12/31/89     11.64        12.35       346,639
        Short-Term Fund  12/31/99    $ 9.98       $ 9.89       143,624
                         12/31/98      9.99         9.98       125,460
                         12/31/97     10.03         9.99       114,103
                         12/31/96     10.00        10.03       112,004
                         12/31/95     10.08        10.00        95,982
                         12/31/94     10.07        10.08       103,526
                         12/31/93     10.09        10.07       106,595
                         12/31/92     10.10        10.09        99,345

                                        Accumulation Accumulation   # Units
                                         Unit Value   Unit Value  Outstanding
                                 Year   Beginning of    End of      End of
        Account Division        Ended      Period       Period      Period
        ----------------       -------- ------------ ------------ -----------
        Short-Term Fund        12/31/91    $10.37       $10.10        94,194
                               12/31/90     10.73        10.37       106,548
                               12/31/89     10.49        10.73        96,997

        Small Cap Growth Fund  12/31/99    $12.38       $19.76     2,731,955
                               12/31/98     11.70        12.38     2,063,019
                               12/31/97     10.00        11.70     1,219,124

        International Equity
         Fund                  12/31/99    $12.13       $17.52     1,298,573
                               12/31/98     10.27        12.13       758,622
                               12/31/97     10.00        10.27       451,401

        Socially Responsible
         Fund                  12/31/99    $12.99       $13.81     4,001,791
                               12/31/98     12.10        12.99     2,513,258
                               12/31/97     10.00        12.10       692,571

   Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free).

   From time to time the account may advertise total return for the subaccount. Total return may be used for all subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A contract owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

   To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 would be subject to the annual maintenance fee, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable surrender charge. However, comparative figures may be presented that do not assume redemption.

Horace Mann Life Insurance Company, The Account and
The Underlying Funds

Horace Mann Life Insurance Company
   Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

   HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

The Account
   On October 9, 1965, HMLIC established the account under Illinois law. The account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the contracts, including the promise to make income payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the contracts. While HMLIC is obligated to make payments under the contracts, the amount of variable income payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

   The account is divided into subaccounts. Horace Mann Life Insurance Company uses the assets of each subaccount to buy shares of the Underlying Funds based on contract owner instructions.

The Underlying Funds
   The Underlying Funds are listed in Appendix A along with their primary investment objectives and a description of each adviser to such Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-999-1030, sending a telefacsimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657.

The Contract(s)

Contract Owners' Rights
   A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

   To participate in a qualified plan, the contract owner may be required to forego certain rights granted by the contract and should refer to the provisions of his or her contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

   Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the contract owner may exercise all privileges of ownership, as defined in the contract, without the consent of any other person. These privileges include the right during the period specified in the contract to change the beneficiary designated in the contract, to designate a payee and to agree to a modification of the contract terms.

   This prospectus describes only the variable portions of the contract. On the maturity date, the contract owner has certain rights to acquire fixed annuity payout options. See the contract for details regarding fixed income payments.

Purchasing the Contract
   The contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

   In order to purchase a contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form.

   Applications for contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

   Sales commissions are paid by HMLIC. Sales commissions typically range from 2% to 6% of purchase payments received.

Purchase Payments
   Amount and Frequency of Purchase Payments--The minimum annual purchase payment under a flexible premium contract is $225. Payments may be made in a lump sum or installments. The minimum monthly purchase payment is $25. No purchase payments are required after the first contract year. The minimum purchase payment under a single premium contract is $2,000. Under certain individual contracts and group plans the minimum may be reduced or waived. In addition, some individual contracts require a minimum purchase payment of $50,000, $100,000 or $250,000.

   The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners--Contributions."

   Allocation of Purchase Payments--All or part of the net purchase payments made may be allocated to one or more subaccounts. The minimum purchase payment amount allocated to any subaccount in any given contract year must equal or exceed $100.

   Accumulation Units and Accumulation Unit Value--The number of accumulation units purchased by net purchase payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC. The value of an accumulation unit is based on the investment experience of the Underlying Fund.

   Accumulation units are valued on each valuation date. The accumulation unit value of the Horace Mann Equity Fund subaccount was established at $16.87 on October 9, 1965. The accumulation unit value of the Horace Mann Balanced Fund subaccount, Horace Mann Income Fund subaccount and Horace Mann Short-Term Fund subaccount was established at $10.00 on February 1, 1983. The accumulation unit value of the Horace Mann Small Cap Growth Fund subaccount, Horace Mann International Equity Fund subaccount and Horace Mann Socially Responsible Fund subaccount was established at $10.00 on March 10, 1997. The accumulation unit values of the Wilshire 5000 Index Portfolio subaccount and the Wilshire Large Company Growth Portfolio subaccount were established at $11.73 and $44.02, respectively, on May 1, 2000. The accumulation unit value of the following funds will be set at $10.00 as of September 5, 2000:

  Davis Value Portfolio
  Wilshire Large Company Value Portfolio
  Strong Opportunity Fund II
  T. Rowe Price Small-Cap Value Fund--Advisor Class
  Wilshire Small Company Value Portfolio
  J. P. Morgan U.S. Disciplined Equity Portfolio
  Fidelity VIP Growth & Income Portfolio
  Fidelity VIP Index 500 Portfolio
  Fidelity VIP Mid Cap Portfolio
  Rainier Small/Mid Cap Equity Portfolio
  T. Rowe Price Small-Cap Stock Fund--Advisor Class
  Neuberger Berman Genesis Assets
  Fidelity VIP Growth Portfolio
  Alliance Premier Growth Portfolio
  Putnam VT Vista Fund
  Strong Mid Cap Growth Fund II
  Warburg Pincus Small Company Growth Portfolio
  Wilshire Small Company Growth Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Investment Grade Bond Portfolio

Transactions
   Transfers--Amounts may be transferred from one subaccount to another, and to and from the fixed account of the contract, prior to the maturity date.

   On Annuity Alternatives contracts, for transfers from the fixed portion of the contract into a subaccount, the early withdrawal penalty is being waived. If an amount transferred from the fixed account is surrendered or withdrawn within 365 days, the amount transferred will be subject to the applicable early withdrawal penalty as if the money had been withdrawn from the fixed account. The penalty will not be charged if (1) the transfer occurred on a Scheduled Update (renewal date) or (2) if the Scheduled Update occurred between the transfer and withdrawal or surrender date(s). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

   A contract owner may elect to transfer funds between subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, or for telephone transactions, be made by the contract owner,
(2) include the name of the contract owner and the contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request by the Home Office.

   Up to twelve transfers (not extending beyond a twelve month period) may be pre-scheduled at any time. Transfers can be pre-scheduled by following the procedures in the paragraph above. See "Other Information--Forms Availability." If the contract owner decides to cancel a pre-scheduled transfer arrangement, he or she must notify the Home Office either in writing or by calling (800) 999-1030 or telefacsimile (FAX) transmission to (217) 527-2307 prior to the next designated transfer date.

   Changes in Allocation Instructions--A contract owner may elect to change the allocation of future net purchase payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile
(FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the contract owner, (2) include the contract owner's name and contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first valuation date following receipt of the request by the Home Office. See "Other Information--Forms Availability."

   Surrender Before Commencement of Annuity Period--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal in the Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the contract owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

   A contract owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the contract owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable by HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information--Forms Availability."

   Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first valuation date following receipt of the request at the Home Office.

   Any partial withdrawal is subject to a $100 minimum and may not reduce the contract owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

   Surrenders and partial withdrawals from any variable subaccount are subject to the surrender charges shown in "Deductions and Expenses--Surrender Charges."

   HMLIC surrender charges are applied to the withdrawals based on the date the account is opened and not on the date the purchase payment is paid. Under certain group plans the surrender charges may be reduced.

   Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the contract value; and (2) the contract has been in force for two or more contract years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first valuation date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals may be subject to surrender charges.

   Any request for partial withdrawal, where the withdrawal is subject to a surrender charge, will be increased by the amount of the surrender charge. For example, a request to withdraw $3,000 at a 4% surrender charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a surrender charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

   The surrender charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of net purchase payment(s) to a subaccount during the lifetime of the contract. For example, if a contract owner's subaccount value is $12,000 and net purchase payments to date equal $10,000 and the contract owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the surrender charge may not exceed 8.5% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

   If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

   Deferment--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence income payments. The value of the contract is determined as of the valuation date on which the request is received. However, determination of contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the account.

   Confirmations--HMLIC mails written confirmations of purchase payments to contract owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders are mailed to contract owners within seven calendar days of the date the transaction occurred.

   If a contract owner believes that the confirmation statement contains an error, the contract owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses
   Annual Maintenance Charge--An annual maintenance charge of $25 is deducted from each contract on the contract anniversary date unless the contract value equals or exceeds $10,000. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value.

   Charges for annual maintenance cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

   The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the contract.

   Mortality and Expense Risk Fee--For assuming mortality and expense risk, HMLIC applies an asset charge to the Variable Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Variable Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

                                                                       Mortality
                                                                          and
                                                                        Expense
Contract value at issue                                                Risk Fee
-----------------------                                                ---------
Less than $50,000.....................................................   1.25%
$ 50,000+*............................................................   1.15%
$100,000+*............................................................   1.05%
$250,000+*............................................................   0.95%

* HMLIC started selling these products on September 1, 1999 where state approvals have been received.

   Surrender charges--Values may not be withdrawn from Section 403(b) contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the contract is issued, a contract owner may surrender the contract in whole or withdraw in part for cash before income payments begin.

   The products reflected below may not be available in all states.

                               Flexible Premium
                        (based on cash value at issue)
               ------------------------------------------------------------    Single
                         Under age 55 (age at issue)                           Premium
  During       ------------------------------------------------------------    -------
 Contract       Under
   Year        $50,000       $50,000+*       $100,000+*       $250,000+*
----------     -------       ---------       ----------       ----------
    1            8%             7%              6%               6%              5%
    2            8%             6%              5%               5%              4%
    3            6%             5%              5%               5%              3%
    4            4%             5%              5%               5%              2%
    5            2%             5%              5%               5%              1%
Thereafter       0%             0%              0%               0%              0%

                            Age 55+ (age at issue)
               ------------------------------------------------------------
    1            8%             7%              6%               6%
    2            8%             6%              5%               5%
    3            6%             5%              4%               4%
    4            4%             4%              3%               3%
    5            2%             3%              2%               2%
    6            0%             2%              1%               1%
    7            0%             1%              0%               0%
Thereafter       0%             0%              0%               0%

* HMLIC started selling these products on September 1, 1999 where state approvals have been received.

   For further information regarding surrender or partial withdrawals see "Surrender Before Commencement of Annuity Period."

   Operating Expenses of the Underlying Funds--There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

   Premium Taxes--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this contract. The premium tax, if any, is deducted either when purchase payments are received or when an amount is applied to provide an annuity at the maturity date, depending upon the applicable law.

Death Benefit Proceeds
   If a contract owner dies before the maturity date, the contract value, or the amount of net purchase payments less any withdrawals, whichever is greater, will be paid to the beneficiary designated by the contract owner. The contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Under some group plans and certain individual flexible premium products the death benefit may include an annual increase in value. Proof of death includes a certified death certificate and a completed claimant's statement.

   All or part of the death benefit proceeds may be paid to the beneficiary under one of the income payment options described under "Income Payments-- Income Payment Options." If the form of income payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

   For all contracts issued in connection with this prospectus, except Roth IRAs, if the contract owner dies before income payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the income payments begin no later than December 31 of the calendar year following the contract owner's death. Any part of a contract owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

   If the designated beneficiary is the contract owner's surviving spouse, income payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2.

   If the contract owner dies on or after the maturity date, the remaining portion of the interest in the contract undistributed at the time of the contract owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the contract owner's death.

Mandatory Minimum Distribution
   Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a contract owner reaches age 70 1/2. The contract owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the contract owner must take two distributions in the calendar year following attainment of age 70 1/2.

   Generally, the amount of the mandatory minimum distribution depends on the contract value and the life expectancy of the contract owner. Under mandatory minimum distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the contract owner (or the contract owner and a designated beneficiary). To begin mandatory distributions the contract owner must contact the Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657.

   The Internal Revenue Service has indicated that a contract owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements. Also, 403(b) contract owners who have not separated from service can delay their distributions until after they separate from service (i.e., quit teaching).

   Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution from a 403(b) contract in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. Roth IRAs are not subject to Mandatory Distribution. See "Tax Consequences."

Income Payments
   The contract provides for fixed or variable income payment options or a combination of both. The contract owner may elect to have income payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual contracts if the contract owner selects a lifetime option the company will pay a bonus which equals a percentage of the amount placed on the settlement option. To begin receiving income payments a properly completed request form must be received in the Home Office. The request will be processed so that the income payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we receive the request in the Home Office. Generally, at the time an income payment option is selected, a contract owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

   In general, the longer income payments are guaranteed, the lower the amount of each payment. Fixed income payments are paid in monthly, quarterly, semi-annual and annual installments. Variable income payments are paid only on a monthly basis. If the contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide income payments less than $20 per month at the maturity date, then the contract value may be paid in a lump sum.

Income Payment Options
   The following income payment options are available on a variable basis unless otherwise stated.

   Life Annuity with or without Period Certain--The life option guarantees income payments for the lifetime of the annuitant. If a certain period is selected (5, 10, 15, 20 years) and the annuitant dies before the end of the period, income payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the annuitant. Under the life without period certain option, it is possible that only one income payment may be made if the annuitant's death occurred before the due date of the second income payment. This option usually provides the largest income payments. The annuitant cannot make unscheduled withdrawals or change to another option after the first income payment has been made.

  Joint and Survivor Life Annuity--This life only option provides lifetime income payments during the lifetimes of two annuitants. After one annuitant dies, the income payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The income payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both annuitants die before the due date of the second payment. The annuitants cannot make unscheduled withdrawals or change to another income option after the first income payment has been made.

  Income for Fixed Period--This option provides income payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses--Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

  Income for Fixed Amount--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the annuitant. Upon the annuitant's death, the beneficiary will be paid the remaining income payments due, if any, or the beneficiary may request the present value, if any, of the remaining income payments. If no beneficiary is living at the time of the annuitant's death, the present value, if any, of the remaining income payments will be paid in a lump sum to the estate of the annuitant. The annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, contract years are counted from the original effective date of the accumulation contract. Refer to "Deductions and Expenses-- Surrender Charges" for the appropriate rate. This option is available on a fixed payment basis only.

  Interest Income Payments--This option provides income payments based on interest earned from the proceeds of the contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the annuitant reaches age 70 1/2, interest income payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The annuitant may elect another income option at the end of any payment period, or, subject to IRC requirements, may withdraw the contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the annuitant agreed to receive income payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

  Other Income Options--If the annuitant does not wish to elect one or more income payment options, the annuitant may:

    a) receive the proceeds in a lump sum, or

    b) leave the contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

    c) elect any other option that HMLIC makes available.

Amount of Fixed and Variable Income Payments
  In general, the dollar amount of income payments under the contract depends on contract value. Contract value equals the value of the fixed portion of the contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of accumulation units credited to each subaccount by its respective accumulation unit value. Contract value may be more or less than the amount of net purchase payments allocated to the contract.

  Fixed Income Payments--The amount of each payment under a fixed income payment option is determined from the income option tables in the contract. These tables show the monthly payment for each $1,000 of contract value allocated to provide a fixed income payment. Guaranteed fixed income payments will not change regardless of investment, mortality or expense experience. Higher income payments may be made at the sole discretion of HMLIC.

  Variable Income Payments--The amount of the first monthly variable income payment is determined from the income option tables in the contract. The tables show the amount of the income payment for each $1,000 of value allocated to provide income payments. The income option tables vary with the form of income option payment selected and adjusted age of the annuitant(s).

   The first monthly variable income payment is used to calculate the number of variable annuity units for each subsequent monthly income payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either annuitant to the survivor percentage elected.

   The amount of monthly income payments following the first variable income payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between valuation dates to reflect the investment experience of each subaccount.

   Assumed Interest Rate--The selection of an assumed interest rate affects both the first monthly variable income payment and the pattern of subsequent payments. One divided by the sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable income payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 3.0% per annum.

   Annuity Unit Value--The variable annuity unit value for the Horace Mann Equity Fund, Horace Mann Balanced Fund, and Horace Mann Income Fund subaccounts was set at $10.00 as of the date amounts first were allocated to provide income payments. The variable annuity unit value for the following subaccounts is established at $10.00, however, no income payments have been paid from these subaccounts:

     Horace Mann Short-Term Fund
     Horace Mann International Equity Fund
     Horace Mann Small Cap Growth Fund
     Horace Mann Socially Responsible Fund
     Wilshire Large Company Growth Portfolio
     Wilshire 5000 Index Portfolio
     Davis Value Portfolio
     Wilshire Large Company Value Portfolio
     Strong Opportunity Fund II
     T. Rowe Price Small-Cap Value Fund--Advisor Class
     Wilshire Small Company Value Portfolio
     J.P. Morgan U. S. Disciplined Equity Portfolio
     Fidelity VIP Growth & Income Portfolio
     Fidelity VIP Index 500 Portfolio
     Fidelity VIP Mid Cap Portfolio
     Rainier Small/Mid Cap Equity Portfolio
     T. Rowe Price Small-Cap Stock Fund--Advisor Class
     Neuberger Berman Genesis Assets
     Fidelity VIP Growth Portfolio
     Alliance Premier Growth Portfolio
     Putnam VT Vista Fund
     Strong Mid Cap Growth Fund II
     Warburg Pincus Small Company Growth Portfolio
     Wilshire Small Company Growth Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Investment Grade Bond Portfolio

   The current variable annuity unit value is equal to the prior variable annuity unit value on the valuation date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and multiplying this result by the investment multiplier.

Misstatement of Age
   If the age of the annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the income payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract
   The contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the contract.

   HMLIC reserves the right to offer contract owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their net purchase payments be allocated to a subaccount within the Account other than one or more of those currently offered. If shares of the portfolios underlying the subaccounts are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another portfolio may be substituted for existing fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a portfolio with investment objectives similar to those of the fund it replaces.

Tax Consequences

Separate Account
   The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying funds continue to meet the diversification requirements of IRC Section 817(h), the contract owner will not pay federal income tax on the investment income and capital gains under a contract until income payments begin or a full or partial withdrawal is made.

Contract Owners
   Contributions--Under IRC Section 403(b), purchase payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate purchase payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the contract owner's account are not taxable until such amounts are distributed. If the contract is used for a tax-sheltered annuity described in IRC Section 403(b) or Simplified Employee Pension Plan described in IRC
Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

   Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred purchase payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the contract owner's years of service with his or her employer and take into account the contract owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans.

   If the contract is used as a traditional IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 for a spousal IRA) may be deducted from gross income. The same contribution limits apply to the Roth IRA, however, it is funded with after-tax dollars. The maximum annual contribution for all IRAs (including Roth IRA's) is $2,000. Contributions to a Simplified Employee Pension Plan contract generally may not exceed 15% of compensation or $26,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the contract owner on purchase payments and investment earnings of a contract purchased for a qualified plan or a deductible IRA.

   Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

   Distributions may be paid only:

     (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

     (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited (IRC 403(b)(11)(B)).

   Distributions Under Qualified Contracts--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-- Mandatory Minimum Distribution."

   If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. Distributions from an IRC Section 403(b) contract may be rolled over to another IRC Section 403(b) contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) contract if the IRA contains only amounts rolled over from a 403(b) plan. Roth IRAs can only accept rollover money from a traditional IRA or another Roth.

   Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity contracts or plans qualified under IRC Section 403 with the exception of the following:

     (1) eligible rollover distributions made directly to another trustee,

     (2) periodic payments received over the contract owner's lifetime,

     (3) periodic payments received under the minimum required distribution rules, or

     (4) periodic payments received over a period of ten years or more.

   The contract owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the contract owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

   All distributions, with the exception of a return of nondeductible employee contributions and certain Roth distributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once income payments begin, any nondeductible contributions are recovered tax-free as a portion of each income payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

   For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the contract owner elects not to have federal income tax withheld. After an election is made with respect to income payments, a contract owner may revoke the election at any time. HMLIC will notify the contract owner at least annually of his or her right to revoke the election. Contract owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the contract owner is an individual, the TIN is his or her Social Security number.

   If the designated beneficiary is not the contract owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the contract owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the contract owner.

   Penalty Tax--Distributions to a contract owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

     (1) on or after age 59 1/2,

     (2) on account of death,

     (3) on account of disability, as defined in IRC Section 72(m)(7),

     (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),

     (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,

     (6) on account of separation from service after age 55, or

     (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the contract owner, or the lives or a period not exceeding the joint life expectancy of the contract owner and a designated beneficiary.

   Roth IRAs are not subject to the 10% penalty if:

     The contract has been in force for five years; and

     The annuitant has attained age 59 1/2; or

     Used to purchase a first home not to exceed $10,000 (as adjusted by the IRC); or

     The annuitant becomes disabled as defined in IRC Section 72(m)(7); or

     The distribution is made after the death of the annuitant.

   The preceding discussion is informational only and is not to be considered tax advice. Contract owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

Voting Rights

   Unless otherwise restricted by the plan under which a contract is issued, each contract owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

   The number of votes that may be cast by a contract owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any fund shares attributable to investment by HMLIC will be voted in proportion to the vote by contract owners who have Separate Account units. Contract owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting fund shares.

Other Information

   Legal Proceedings--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

   Registration Statement--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

   Contract Owner Communications--To ensure receipt of communications, contract owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll free).

   HMLIC will attempt to locate contract owners for whom no current address is on file. In the event HMLIC is unable to locate a contract owner, HMLIC may be forced to surrender the

------------------------------------------------------------------------------
------
-------------------------------------------------------------------
value of the contract to the contract owner's last known state of residence in accordance with the state's abandoned property laws.

  Contract Owner Inquiries--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

  Forms Availability--Specific forms are available from HMLIC to aid the contract owner in effecting many transactions allowed under the contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

  NASD Regulation's Public Disclosure Program--Information about Horace Mann Investors, Inc. and your agent is available from the National Association of Securities Dealers (NASD) at www.nasdr.com or by calling (800) 289-9999.

Additional Information

  A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

Topic                                                                       Page
-----                                                                       ----
General Information and History............................................   2
Investment Experience......................................................   2
Underwriter................................................................   3
Financial Statements.......................................................   4

  To receive, without charge, a copy of the 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

    Horace Mann Life Insurance Company
    P.O. Box 4657
    Springfield, Illinois 62708-4657
Please provide free of charge the following information:

 1999 Annual Report of the Horace Mann Mutual Funds and the Horace Mann Life
      Insurance Company Separate Account.

 Statement of Additional Information dated August 9, 2000 for the Horace Mann
      Life Insurance Company Separate Account.

  Please mail the above documents to:
  -------------------------------
  (Name)
  -------------------------------
  (Address)
  -------------------------------
  (City/State/Zip)

                                  Appendix A

The Underlying Funds

   The following mutual funds are available for investment by the subaccounts which are a part of the contracts offered in this prospectus.

Horace Mann Mutual Funds, Inc.
   The Horace Mann Mutual Funds, Inc. ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Horace Mann Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Horace Mann Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Horace Mann Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

   The primary investment objective of the Horace Mann Equity Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests substantially all of its assets in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") successor of Sanford C. Bernstein and Co., Inc. ("Sanford Bernstein") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

   The primary investment objective of the Horace Mann Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Equity Fund and Income Fund.

   The primary investment objective of the Horace Mann Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset") and Western Asset Management Limited (WAML) serve as the investment subadvisers to the Income Fund.

   The primary investment objective of the Horace Mann Short-Term Investment Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

   The investment objective of the Horace Mann Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock Financial Management, Inc. ("BlackRock") serves as investment subadviser to the Small Cap Growth Fund.

   The primary investment objective of the Horace Mann International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Scudder Kemper Investments, Inc. ("Scudder Kemper") serves as the investment subadviser to the International Equity Fund.

   The investment objective of the Horace Mann Socially Responsible Fund is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities (including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies). Investments in equity securities are limited to issuers which the subadviser determines:

  1. Do not produce tobacco products;

  2. Do not produce alcoholic beverages;

  3. Do not own and/or operate casinos or manufacture gaming devices;

  4. Do not produce pornographic materials;

  5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

  6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

  7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

   Because this fund invests in companies with socially responsible business practices, it has limitations that may have an impact on performance. Scudder Kemper serves as the investment subadviser to the Socially Responsible Fund.

Alliance
   The investment objective of the Alliance Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The Alliance Premier Growth Portfolio is a series of the Alliance Variable Products Series and is advised by Alliance Capital Management.

Davis
   Davis Value Portfolio's investment objective is growth of capital. The Fund invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion that are believed to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Fund's adviser believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Fidelity
   The investment objective of the Fidelity VIP Growth Portfolio is to achieve capital appreciation. The fund invests primarily in common stocks and invests in both domestic and foreign companies that it believes have above-average growth potential. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Overseas Portfolio is to seek long-term growth of capital. The fund invests at least 65% of the total assets in foreign securities, primarily common stocks. The investments are allocated across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP High Income Portfolio is to seek a high level of current income while also considering growth of capital. The fund invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks. It may also invest in companies whose financial condition is troubled or uncertain. It may also invest in securities of foreign issuers in addition to securities of domestic issuers. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Investment Grade Bond Portfolio is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in U.S. dollar-denominated investment-grade bonds with different market sectors and maturities. The adviser attempts to maintain an overall interest rate risk similar to the Lehman Brothers Aggregate Bond Index. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Mid Cap Portfolio is to seek long-term growth of capital. The fund invests primarily in common stocks and invests at least 65% of its total assets in securities of companies with medium market capitalizations. The fund invests in either "growth" stocks or "value" stocks or both. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Growth & Income Portfolio is to seek high total return through a combination of current income and capital appreciation. The fund invests a majority of its assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

   The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund invests at least 80% of its assets in commons stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research.

J.P. Morgan
   The investment objective of the J.P. Morgan U.S. Disciplined Equity Portfolio is to provide high total return from a portfolio of selected equity securities. The portfolio invests primarily in large and medium-capitalization U.S. companies. Industry by industry, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight industries. The J.P. Morgan U.S. Disciplined Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management.

Neuberger Berman
   The investment objective of Neuberger Berman Genesis Assets is to invest mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Assets is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

Putnam
   The investment objective of the Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in a company's earnings may lead to an increase in the price of its stock. The fund invests mainly in midsized companies. The Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management.

Rainier
   The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily in the common stocks of smaller U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Portfolio normally will invest at least 65% of its total assets in equity securities of companies with small and medium-size capitalizations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

Strong
   The investment objective of the Strong Opportunity Fund II is to seek capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Strong Opportunity Fund II is advised by Strong Capital Management Inc.

   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The fund defines "medium-capitalization companies" as those companies with a market capitalization substantially similar to that of companies in the S&P MidCap 400 Index at the time of investment. The Strong Mid Cap Growth Fund II is advised by Strong Capital Management Inc.

T. Rowe Price
   The investment objective of the T. Rowe Price Small-Cap Value Fund--Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. Normally, the fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less. The T. Rowe Price Small-Cap Value Fund--Advisor Class is advised by T. Rowe Price Associates.

   The investment objective of the T. Rowe Price Small-Cap Stock Fund--Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. To achieve this result the fund invests at least 65% of its total assets in stocks and equity-related securities of small companies. A small company is defined as having a market capitalization that falls within the range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund--Advisor Class is advised by T. Rowe Price Associates.

Warburg Pincus
   The investment objective of the Warburg Pincus Small Company Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. The Portfolio considers a "small" company to be one whose market capitalization is within a range of capitalizations of companies in the Russell 2000 Index. As of December 31, 1999, the Russell 2000 Index included companies with market capitalizations between $178 million and $1.3 billion. Small companies may outgrow the definition of a small company after purchase but will continue to be considered small for purposes of the Portfolio's allocation to small company equities. The Warburg Pincus Small Company Growth Portfolio is a series of the Warburg Pincus Trust and is advised by Credit Suisse Asset Management, LLC.

Wilshire Target Funds, Inc.
   Wilshire Target Funds, Inc. (Wilshire Funds) is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Funds are made up of a series of portfolios. The Wilshire Funds issues shares that are continually offered for sale. The Wilshire Funds are advised by Wilshire Associates Incorporated.

   The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above average earnings or sales growth histories and retention of earnings. Often such companies will have above average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

   The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (extending down to $2.1 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

   The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $2.1 billion and $219 million). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

Administrator: Horace Mann Investors, Inc.
   HM Investors, a wholly-owned subsidiary of Horace Mann Educators Corporation which is the indirect owner of Horace Mann Life Insurance Company ("HMLIC"), serves as administrator to the Horace Mann Mutual Funds (the "Trust") pursuant to an Administration Agreement dated March 1, 1999 (the "Administration Agreement"). HM Investors provides for the management of the business affairs of the Trust, including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services, and other similar services necessary for the proper management of the Trust's business affairs. Under the current administration agreement, the Trust agrees to assume and pay the charges and expenses of its operations, including, by way of example, the compensation of Trustees other than those affiliated with HM Investors, charges and expenses of independent auditors, of legal counsel, of any transfer or dividend disbursing agent, of the custodian, all costs of acquiring and disposing of portfolio securities, interest, if any, on obligations incurred by the Trust, reports and notices to shareholders, other like miscellaneous expenses, and all taxes and fees to federal, state, or other governmental agencies.

   For the services and facilities furnished to the Trust, HM Investors receives a fee based upon the combined assets of the Trust as follows: 0.25% of the first $1 billion of assets and 0.20% of assets in excess of $1 billion. An administration fee is charged directly against all assets in the Horace Mann Balanced Fund. However, in order to avoid duplication of charges under the fund of funds structure, HM Investors has indicated that it intends to waive the majority of the administrative fees charged to the Horace Mann Balanced Fund directly. In addition, Horace Mann Balanced Fund shareholders will indirectly pay the administration fee of the assets invested in the Horace Mann Equity Fund and Horace Mann Income Fund under the fund of funds structure. Therefore, the aggregate administration fees directly and indirectly borne by shareholders of the Horace Mann Balanced Fund will be higher than the fees shareholders would bear if they invested directly in the Horace Mann Equity Fund and Horace Mann Income Fund.

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



August 9, 2000

                      STATEMENT OF ADDITIONAL INFORMATION



HORACE MANN LIFE INSURANCE COMPANY  SEPARATE ACCOUNT



Individual and Group Flexible Payment and Individual Single Payment Variable Tax Deferred Annuity Contracts



                      Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated August 9, 2000, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030.


                                August 9, 2000


                               TABLE OF CONTENTS

            Topic                                                Page
            General Information and History..................     2
            Investment Experience............................     2
            Underwriter......................................     3
            Financial Statements.............................     4

   GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                             INVESTMENT EXPERIENCE
              (Applies to Annuity Alternative Contracts Only)(5)
                               December 31, 1999

TOTAL RETURN DATA
                                               AVERAGE ANNUAL TOTAL RETURN(1)
(Based on a $1,000
investment)(2)                                    1 YR    5 YRS   10 YRS
Equity Fund Account Division
  With Redemption(3)                            (11.50)%  15.23%  11.55%
  Without Redemption                             (3.81)%  15.23%  11.55%
Balanced Fund Account Division
  With Redemption(3)                            (10.19)%  12.29%   9.64%
  Without Redemption                             (2.38)%  12.29%   9.64%
Income Fund Account Division
  With Redemption(3)                            (10.58)%   5.39%   5.48%
  Without Redemption                             (2.81)%   5.39%   5.48%
Short-Term Fund Account Division
  With Redemption(3)                             (4.79)%   3.65%   3.49%
  Without Redemption                              3.49 %   3.65%   3.49%
Small Cap Growth Fund Account Division(4)
  With Redemption(3)                             63.09 %
  Without Redemption                             71.59 %
International Equity Fund Account Division(4)
  With Redemption(3)                             42.47 %
  Without Redemption                             50.77 %
Socially Responsible Fund Account Division(4)
  With Redemption(3)                             (1.45)%
  Without Redemption                              7.05 %

1 In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

2 To the extent required, all charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Because the median Qualified contract value exceeds $10,000, the annual maintenance charge of $25 has not been deducted. However, contracts with a value of less than $10,000 and Non-qualified contracts would be subject to the annual maintenance charge, which would reduce performance. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption.

3 With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period for qualified contracts and 10 years for Non-qualified contracts.

4 Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997.


5 Annuity Alternatives refers to the Qualified Combination Annuity Contract offered by Horace Mann Life Insurance Co.


This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of the annual maintenance charge and premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1999. Small Cap Growth, International Equity and Socially Responsible Funds commenced operations on March 10, 1997. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Qualified Contracts currently offered by the Company. Prior Contracts, single premium contracts, and certain Individual and group plans have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                  UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with HM Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC.

HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to HM Investors were $5,781,260, $7,465,597,and $5,811,107 for the years ended 1997, 1998 and 1999, respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by this Prospectus.


                             FINANCIAL STATEMENTS

KPMG LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1999. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

            HORACE MANN LIFE INSURANCE COMPANY

            Statutory Financial Statements

            December 31, 1999 and 1998

            (With Independent Auditors' Report Thereon)

                             [LETTERHEAD OF KPMG]

                         Independent Auditors' Report

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the statutory financial statements, the Company prepared these statutory financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1999, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                 /s/ KPMG LLP

April 7, 2000

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1999 and 1998

(In thousands)
--------------------------------------------------------------------------------
   Admitted Assets                                          1999       1998
--------------------------------------------------------------------------------

Cash and investments:
 Bonds                                                  $2,043,743  $2,009,455
 Common stocks                                                 418          78
 Mortgage loans on real estate                              34,293      38,429
 Real estate                                                   154         173
 Policy loans                                               58,121      54,027
 Cash                                                        8,838       4,166
 Short-term investments                                     24,508     101,439
 Receivable for securities                                       -       3,305
 Other invested assets                                          70          70
--------------------------------------------------------------------------------

Total cash and investments                               2,170,145   2,211,142

Life insurance premiums deferred
 and uncollected                                            45,461      43,218

Accident and health premiums due
 and unpaid                                                    270         797

Investment income due and accrued                           31,288      29,706

Other assets                                                 3,484       4,576

Variable annuity assets                                  1,131,713   1,122,739
--------------------------------------------------------------------------------
Total admitted assets                                   $3,382,361  $3,412,178
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1999 and 1998

(In thousands, except share data)
--------------------------------------------------------------------------------
 Liabilities and Capital and Surplus                  1999        1998
--------------------------------------------------------------------------------
Policy liabilities:
 Aggregate reserves:
   Life and annuity                               $1,891,572   $1,856,379
   Accident and health                                16,047       17,619
 Unpaid benefits:
   Life                                                8,475        6,822
   Accident and health                                   812        1,227
 Policyholder funds on deposit                       118,856      116,012
 Policyholder dividends payable
   in the following year                                  57           80
 Remittances not allocated                             1,079        2,901
--------------------------------------------------------------------------------

Total policy liabilities                           2,036,898    2,001,040

Accrued expenses                                       2,660        2,764
Asset valuation reserve                               17,980       16,153
Interest maintenance reserve                          10,741       18,619
Funds held for loaned securities                           -       87,217
Payable to parent, subsidiaries and affiliates           864            -
Transfer from separate accounts                       (7,392)      (9,451)
Other liabilities                                      7,703        7,760
Variable annuity liabilities                       1,126,505    1,118,890
--------------------------------------------------------------------------------
Total liabilities                                  3,195,959    3,242,992
--------------------------------------------------------------------------------

Capital and surplus:
 Capital stock, $1 par value.
   Authorized 5,000,000 shares,
   2,500,000 shares outstanding                        2,500        2,500
 Additional paid-in and contributed surplus           22,704       22,704
 Special surplus fund - contingent
   variable annuity reserve                                -          625
 Unassigned surplus                                  161,198      143,357
--------------------------------------------------------------------------------
Total capital and surplus                            186,402      169,186
--------------------------------------------------------------------------------
Total liabilities and capital and surplus         $3,382,361   $3,412,178
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                  1999      1998      1997
--------------------------------------------------------------------------------

Revenue:
Premiums, annuity and supplementary
 contract considerations:
  Life                                          $110,942  $107,863  $104,684
  Annuity                                        205,684   223,325   199,189
  Accident and health                              8,598    12,108    32,395
  Supplementary contracts                         31,441    32,832    30,455
--------------------------------------------------------------------------------

Total premiums, annuity and supplementary
 contract considerations                         356,665   376,128   366,723

Net investment income                            151,385   152,416   156,570
Amortization of interest maintenance
 reserve                                           2,416     2,592     2,581
Management fee income from Separate Accounts      14,805    14,015         -
Mutual fund service fee income                     1,420         -         -
Other                                                441       481       916
--------------------------------------------------------------------------------

Total revenue                                    527,132   545,632   526,790
--------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
  Life                                            98,630    89,651    86,110
  Annuity                                        259,189   281,411   250,910
  Accident and health                              3,682     9,978    32,228
  Supplementary contracts                         43,880    45,097    42,643
--------------------------------------------------------------------------------

Total claims and benefits                        405,381   426,137   411,891

Commissions                                       25,388    28,868    26,864
General and other expenses                        52,800    49,775    55,742
--------------------------------------------------------------------------------

Total benefits and expenses                      483,569   504,780   494,497
--------------------------------------------------------------------------------

Net gain before dividends to policyholders
 and federal income tax                           43,563    40,852    32,293
Dividends to policyholders                           139       254      (540)
--------------------------------------------------------------------------------

Net gain before federal income tax                43,424    40,598    32,833
Federal income tax expense                        11,955    17,788    10,549
--------------------------------------------------------------------------------

Net gain from operations                          31,469    22,810    22,284
Realized investment gains (losses)
 net of tax and transfers to IMR                     627    (3,256)   (1,241)
--------------------------------------------------------------------------------
Net income                                      $ 32,096  $ 19,554  $ 21,043
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                1999         1998      1997
--------------------------------------------------------------------------------
Capital stock                                 $  2,500    $  2,500  $  2,500
--------------------------------------------------------------------------------

Additional paid-in capital and
 contributed surplus                            22,704      22,704    22,704
--------------------------------------------------------------------------------

Special surplus fund-
Beginning balance of contingent variable
  annuity reserve                                  625         625       625
Release of contingent variable annuity
  reserve                                         (625)          -         -
--------------------------------------------------------------------------------

Balance at end of year                               -         625       625
--------------------------------------------------------------------------------

Unassigned surplus:
 Balance at beginning of year                  143,357     139,136   122,797
 Net income                                     32,096      19,554    21,043
 Change in net unrealized
  capital gains                                    340       2,079     2,706
 Change in non-admitted assets                     167          14      (237)
 Change in reserve valuation
  basis (note 1)                                10,712           -    (2,020)
 Change in asset valuation reserves             (1,826)        331    10,440
 Surplus contributed to Separate
  Accounts                                           -           -    (3,100)
 Other changes in surplus in Separate
  Account Statement                              1,358         343     3,507
 Dividends to parent                           (24,000)    (18,100)  (16 000)
 Change in reserve on account of assumption
  changes                                       (1,631)          -         -
 Release of contingent variable annuity
  reserve                                          625           -         -
 -------------------------------------------------------------------------------

Balance at end of year                         161,198     143,357   139,136
--------------------------------------------------------------------------------

Total capital and surplus                     $186,402    $169,186  $164,965
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                   1999        1998      1997
--------------------------------------------------------------------------------

Cash from operations:
  Revenue received:
   Premiums, considerations
     and deposits                                 $357,071   $374,448   $367,166
   Investment income                               145,928    151,124    152,195
   Management fee income from Separate Accounts     15,275     13,715          -
   Mutual fund service fee income                    1,420          -          -
   Other income                                        441        482        916
--------------------------------------------------------------------------------

  Total revenue received                           520,135    539,769    520,277
--------------------------------------------------------------------------------

  Benefits and expenses paid:
   Claims, benefits and
     net transfers                                 357,166    391,531    416,022
   Expenses                                         80,121     82,334     82,078
   Dividends to policyholders                          163        278        622
   Federal income taxes                             12,311     18,038     11,541
--------------------------------------------------------------------------------

  Total benefits and expenses paid                 449,761    492,181    510,263
--------------------------------------------------------------------------------

Net cash from operations                            70,374     47,588     10,014
--------------------------------------------------------------------------------

Cash from investments:
   From investments sold or matured:
    Bonds                                          825,118  1,131,927  1,291,350
    Common and preferred stock                         725        748          -
    Mortgage loans                                  20,325      5,034      4,799
    Real estate and other                               21      5,608      1,628
--------------------------------------------------------------------------------

   Total investment proceeds                       846,189  1,143,317  1,297,777
   Tax on capital gains (losses)                    (1,952)     2,807        903
--------------------------------------------------------------------------------

 Total from investment proceeds                    848,141  1,140,510  1,296,874
--------------------------------------------------------------------------------

  Cost of investments acquired:
   Bonds                                           863,848  1,171,384  1,265,726
   Mortgage loans                                   16,041        404        186
   Real estate and other                                 4         26      1,301
--------------------------------------------------------------------------------

  Total investments acquired                       879,893  1,171,814  1,267,213
  Net increase in policy loans                       4,094      5,387      4,918
--------------------------------------------------------------------------------

 Total from investments acquired                   883,987  1,177,201  1,272,131
--------------------------------------------------------------------------------

Net cash from investments                          (35,846)   (36,691)    24,743
--------------------------------------------------------------------------------

                                       10                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

                                                   1999        1998      1997
--------------------------------------------------------------------------------

Cash from financing and miscellaneous:
  Cash provided:
   Securities lending                                  -     30,779      56,438
   Other cash                                      7,028      3,053       8,743
--------------------------------------------------------------------------------

  Total cash provided                              7,028     33,832      65,181
--------------------------------------------------------------------------------

  Cash applied:
   Dividends to parent                            24,000     18,100      16,000
   Funds held for loaned securities               87,217          -           -
   Other applications                              2,598     10,325       7,614
--------------------------------------------------------------------------------

  Total cash applied                             113,815     28,425      23,614
--------------------------------------------------------------------------------

Net cash from financing
 and miscellaneous                              (106,787)     5,407      41,567
--------------------------------------------------------------------------------

Net change in cash and
   short-term investments                        (72,259)    16,304      76,324
Cash and short-term investments
   at beginning of year                          105,605     89,301      12,977
--------------------------------------------------------------------------------

Cash and short-term investments
   at end of year                              $  33,346 $  105,605  $   89,301
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

                                      11                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1999, 1998 and 1997

(In thousands)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies

       Organization

    Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

    The Company sells and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In December 1996, the Company announced its strategic decision to withdraw from the group medical insurance business over the following two years. The Company terminated 95% of that business by December 1997 and terminated the remaining group medical insurance policies by September, 1998.

       Basis of Presentation

    The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.

       Prescribed and Permitted Statutory Accounting Practices

    Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All statutory accounting practices of the Company are prescribed.

    In March 1998, the NAIC adopted the codification of Statutory Accounting Principles (Codification) as the NAIC supported basis of accounting. Codification will likely change the definitions of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. Codification was adopted by the State of Illinois in 1999 and will become effective January 1, 2001 The Company is currently evaluating the impact of the Codification on their statutory financial statements.

                                      12                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

       Investments

    Investments are valued in accordance with the requirements of the NAIC. Bonds are generally carried at amortized cost. Common stocks are carried at market. Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No significant new commercial mortgage loans have been issued since 1988. Real estate is carried at the lower of fair market value or cost. Policy loans are carried at the unpaid principal balance.

    The Company does not have any investments in derivative financial instruments.

       Asset Valuation Reserve

    The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

    The balance of the AVR by component as of December 31, 1999 and 1998, is as follows:

--------------------------------------------------------------------------------

                                                             1999         1998
--------------------------------------------------------------------------------

Bonds, preferred stock and
     short-term investments                                 $17,010     $16,102
 Mortgage loans                                                 188           2
 Common stock                                                   756          22
 Real estate and other investments                               26          27
--------------------------------------------------------------------------------

      Total AVR                                             $17,980     $16,153
--------------------------------------------------------------------------------

 The AVR is held at a level equal to 95.1% of the maximum reserve level allowed by the NAIC.

       Interest Maintenance Reserve

 The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

       Cash and Short-Term Investments

 Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

                                      13                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Variable Annuities Assets and Liabilities

 Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in the Horace Mann mutual funds.

 Variable annuity assets were invested in the Horace Mann mutual funds as follows:

--------------------------------------------------------------------------------

 December 31,                                           1999          1998
--------------------------------------------------------------------------------

 Horace Mann Growth Fund                             $  566,932  $  605,803
 Horace Mann Balanced Fund                              404,712     427,368
 Horace Mann Small Cap Fund                              60,042      28,629
 Horace Mann Socially Responsible Fund                   59,129      35,368
 Horace Mann International Equity Fund                   26,040      10,290
 Horace Mann Income Fund                                 13,237      13,952
 Horace Mann Short-Term Fund                              1,621       1,329
--------------------------------------------------------------------------------

      Total                                          $1,131,713  $1,122,739
--------------------------------------------------------------------------------

 The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

     Aggregate Reserves

 Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

 In 1999, with the approval of the Department of Insurance of the State of Illinois, the Company changed the basis of valuation for individual annuities to reflect the assumption changes for actuarial guideline 33. The change in valuation basis decreased individual annuity reserves and increased surplus by $10,712.

 In 1997, the Company changed the basis of valuation for supplementary contracts with life contingencies from guarantee of payments at issue to guarantee of current payments. The change in valuation basis increased supplementary contracts with life contingencies reserves and decreased surplus by $2,020.

                                      14                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

 Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

--------------------------------------------------------------------------------

                           Aggregate    reserves        Mortality    Interest
                           ---------------------
                            1999          1998            table        rate
--------------------------------------------------------------------------------

 Life                    $  455,857  $  410,557         1980 CSO    4.0-7.0%
                              7,568       7,193         1958 CET    2.5-5.5
                            167,021     168,893         1958 CSO    2.5-4.5
                             30,102      28,202         Various     2.5-5.5
                             10,021      10,010         1941 CSO    2.5-3.0


 Annuity                  1,021,932   1,026,991         1971 IAM    3.0-5.5
                             99,802     108,707         1949 PAT    3.0-5.5
                              1,353       1,393         1937 SAT        3.0
                              5,741       5,048         Various     3.0-3.5

 Supplementary
  contracts with
  life contingencies         77,433      81,790         1983a      6.5-11.0
                              7,953           -         a-2000         6.25
                              4,796       5,269         1971 IAM  4.5-11.25
                              1,993       2,326         1937 SAT        3.5
--------------------------------------------------------------------------------

    Total                $1,891,572  $1,856,379
--------------------------------------------------------------------------------

 Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

--------------------------------------------------------------------------------

                                                            Aggregate reserves
                                                            ------------------
                                                               1999     1998
--------------------------------------------------------------------------------

  Present value of amounts not yet
     due on claims (3% interest rate)                       $14,821    $16,223
  Additional contract reserves                                  968      1,087
  Unearned premiums and other                                   258        309
--------------------------------------------------------------------------------

   Aggregate accident and health reserves                   $16,047    $17,619
--------------------------------------------------------------------------------

                                      15                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Unpaid Benefits

   Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

   Accident and health claim reserves and liabilities include the following:

--------------------------------------------------------------------------------

                                                      1999     1998       1997
--------------------------------------------------------------------------------

   Aggregate reserves for accident
     and health                                     $16,047   $17,619   $17,497
   Unpaid benefits accident and health                  812     1,227     4,521
   Less: Reserve for rate credits                         -         -        29
         Additional contract reserves                  (968)   (1,087)   (1,163)
         Unearned premiums and other                   (258)     (309)     (321)

-------------------------------------------------------------------------------

   Accident and health claim reserves
      and liabilities                               $15,633   $17,450   $20,563
-------------------------------------------------------------------------------

   The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

-------------------------------------------------------------------------------

                                                      1999     1998       1997
-------------------------------------------------------------------------------

   Net balance at January 1                         $17,450   $20,563   $23,489

   Incurred related to:
         Current year                                 5,833    11,429    34,827
         Prior years                                 (1,981)   (1,392)    1,516
-------------------------------------------------------------------------------

   Total incurred                                     3,852    10,037    36,343
-------------------------------------------------------------------------------

   Paid related to:
         Current year                                 1,632     6,981    27,591
         Prior years                                  4,037     6,169    11,678
-------------------------------------------------------------------------------

   Total paid                                         5,669    13,150    39,269
-------------------------------------------------------------------------------

   Net balance at December 31                       $15,633   $17,450   $20,563
-------------------------------------------------------------------------------

                                      16                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

      Reserves for Supplementary Contracts
        Without Life Contingencies

   This reserve represents the present value of future payments discounted with interest only. At December 31, 1999 and 1998 this liability was $114,683 and $111,816 respectively, based on average credited interest rates of 5.1% and 5.7% in 1999 and 1998, respectively and is included in "policyholder funds on deposit."

      Premiums

   Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contract premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

   Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due.

      Management Fee Income from Separate Accounts

   Effective beginning in 1998, the NAIC requires the reporting of management fee income from separate account as a revenue rather than as a reduction to annuity benefits in the statutory statements of operations. Restatement of prior period financial statements to show consistent presentation in earlier years is not permitted.

      Mutual Fund Service Fee Income

   In 1999, the Company entered into a support service agreement where the Company provides certain services to the Horace Mann Mutual Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For the period March 1, 1999 to December 31, 1999, the Company received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

      Income Taxes

   Income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

      Acquisition Expenses

   The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

      Non-admitted Assets

   Assets prescribed by the Illinois Insurance Code as "non-admitted" (principally over 90-day accident and health due and unpaid premiums) are charged to unassigned surplus.

      Use of Estimates

   The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                                      17                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(2) Investments

        Net Investment Income

    The components of net investment income are as follows:
--------------------------------------------------------------------------------
                                                 1999       1998      1997
--------------------------------------------------------------------------------
    Interest on bonds                           $145,134  $145,743   $148,451
    Interest on mortgage loans                     3,402     4,310      5,601
    Interest on short-term investments             1,645     1,698      1,591
    Interest on policy loans                       3,561     3,298      2,945
    Real estate income                                 1       404        602
    Miscellaneous investment income                   28       (17)        11
--------------------------------------------------------------------------------

    Gross investment income                      153,771   155,436    159,201
    Investment expenses                            2,386     3,020      2,631
--------------------------------------------------------------------------------

    Net investment income                       $151,385  $152,416   $156,570
--------------------------------------------------------------------------------

        Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

    Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

    The IMR at December 31 is as follows:
--------------------------------------------------------------------------------

                                                   1999     1998       1997
--------------------------------------------------------------------------------
    Reserve balance, beginning of year           $18,619   $15,331   $15,882
    Current year capital gains (losses),
       net of tax                                  5,462     5,880     2,030
    Amortization of interest maintenance
       reserve                                    (2,416)   (2,592)   (2,581)
--------------------------------------------------------------------------------
    Reserve balance, end of year                 $10,741   $18,619   $15,331
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

    Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

--------------------------------------------------------------------------------

                                            1999      1998      1997
--------------------------------------------------------------------------------

    Bonds                                  $(8,161)  $ 8,162   $ 3,092
    Real estate                                  2    (2,551)   (1,904)
    Common stock                               724       747        (6)
    Mortgage Loans                               -    (2,290)        -
    Short-term investments                       -         -        31
    Other                                       (4)      (31)        -
 -------------------------------------------------------------------------------

    Realized investment gains (losses)      (7,439)    4,037     1,213
    Less federal income tax                 (2,604)    1,413       424
    Transferred to interest maintenance
      reserve                                5,462    (5,880)   (2,030)
--------------------------------------------------------------------------------
    Realized investment gain (losses)
      net of tax and transfers to IMR      $   627   $(3,256)  $(1,241)
--------------------------------------------------------------------------------

        Change in Net Unrealized Capital Losses

    Certain investments are required to be carried at market. The resulting change in the unrealized gains or losses are reflected as credits or charges to unassigned surplus, as follows:

--------------------------------------------------------------------------------

                                              1999       1998       1997
--------------------------------------------------------------------------------

    Unrealized capital losses
        Beginning of period                    $ 78    $(2,001)    $(4,707)
        End of period                           418         78      (2,001)
--------------------------------------------------------------------------------

    Decrease for the period                    $340    $ 2,079     $ 2,706
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

        Bonds

    At December 31, 1999 and 1998, 6.0% and 4.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

    The carrying value and estimated market value of investments in bonds as of December 31, 1999 and 1998 are as follows:

--------------------------------------------------------------------------------

                                      Carrying  Unrealized  Unrealized  Market
       December 31, 1999                value       gains     losses     value
--------------------------------------------------------------------------------

U.S. government and
    agency obligations:
        Mortgage-backed
           securities                $  447,165  $ 2,874  $(10,992)  $  439,047
        Other                           124,044      317    (5,110)     119,251
Municipal bonds                          36,913      136      (504)      36,545
Foreign government bonds                 21,875      439      (327)      21,987
Corporate bonds                       1,025,540    6,267   (45,164)     986,643
Other mortgage-backed
    securities                          388,206    1,226   (10,763)     378,669
--------------------------------------------------------------------------------

Total                                $2,043,743  $11,259  $(72,860)  $1,982,142
--------------------------------------------------------------------------------

                                      Carrying  Unrealized  Unrealized  Market
       December 31, 1998                value      gains      losses    value
--------------------------------------------------------------------------------

U.S. government and
    agency obligations:
        Mortgage-backed
           securities                $  426,086  $13,778  $   (23)  $   439,841
        Other                           175,110    6,685     (244)      181,551
Municipal bonds                          36,941    3,338        -        40,279
Foreign government bonds                 21,829    2,827     (706)       23,950
Corporate bonds                       1,011,087   48,555   (9,248)    1,050,394
Other mortgage-backed
    securities                          338,402    8,291   (1,074)      345,619
--------------------------------------------------------------------------------
Total                                $2,009,455  $83,474  $(11,295)  $2,081,634
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

    At December 31, 1999, 1.8% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 1999 was $101,900 compared to a $101,057 carrying value. The average duration of the Company's investment in CMOs was 4.05 years at December 31, 1999.

    The carrying value and estimated market value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
================================================================================

                                                         Estimated
                                              Carrying     market
         December 31, 1999                     value       value
================================================================================

    Due in one year or less                  $  135,823   $  135,582
    Due after one year through five years       653,708      647,607
    Due after five years through ten years      594,051      572,725
    Due after ten years                         660,161      626,228
--------------------------------------------------------------------------------
    Total bonds                              $2,043,743   $1,982,142
================================================================================

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $577,098, $838,908 and $1,102,340, respectively. Gross gains of $2,341,
    $10,194 and $9,115 and gross losses of $10,812, $4,977 and $7,412 were realized on those sales for 1999, 1998 and 1997, respectively.

        Deposits

    The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

================================================================================
                                                      1999       1998     1997
================================================================================

    Held for all policyholders                       $1,704    $1,685   $1,685
    Held for policyholders in certain states            603       591      611
--------------------------------------------------------------------------------
                                                        $2,307  $2,276  $2,296
================================================================================

        Securities Lending

    Beginning in 1997, the Company entered into a securities lending program whereby fixed income securities are loaned to third parties, primarily major brokerage firms. Fixed maturities with a fair value of $0 and $87,217 were loaned as of December 31, 1999 and 1998 respectively. Proceeds from securities lending program are held in short term investments. At December 31, 1998 the Company was in compliance with agreements with custodian banks facilitating the lending program that require a minimum of 100% of the value of the loaned securities to be separately maintained as collateral for each loan. At December 31, 1999 the Company did not have a lending agreement with a custodian bank and is in the process of establishing a new agreement.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

        Investments in Entities Exceeding 10% of Capital and Surplus

    The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 1999 is as follows:

================================================================================

                                         Standard & Poors         Carrying
     Bonds:                                  rating:               value
================================================================================
       Associates Corp of North America    AAA/AA-/A+            $58,155
       Premier Auto                            AAA                30,844
       First Union                            AAA/A-              25,492
       Time Warner Entertainment               BBB                23,541
       Green Tree                             A/AAA               22,177
       News America                            BBB-               22,061
       Citibank                                AAA                21,662
       Solomom Brothers                         A                 21,010
       General Motors                         A/AAA               19,287
===============================================================================

(3)    Related Party Transactions

       The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $75,279, $78,326, and $76,826 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 1999, 1998 and 1997, respectively.

       The Company had balances payable to affiliates of $1,304 and $1,663 at December 31, 1999 and 1998, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus. Also, the Company had balances receivable from affiliates of $888 at December 31, 1998, which were included in "other assets".

       ALIC reinsures all of the Company's life insurance business in the state of Arizona. In 1998, with the approval of the Illinois Department of Insurance the Company entered into an assumptive reinsurance agreement with ALIC whereby the Company assumed all life insurance policies written by ALIC (See Note 8).

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(4)    Federal Income Taxes

       The Company is included in the consolidated federal income tax return of its parent, ALIC and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

       Deferred income taxes are not provided on temporary differences between financial statement and tax bases of assets and liabilities.

       The following is a reconciliation of federal income tax expense on income from operations with income tax computed by applying the federal corporate rate of 35% for 1999, 1998 and 1997:
================================================================================
                                              1999      1998       1997
================================================================================

     "Expected" federal income tax expense
       on reported income from operations    $15,198   $14,209   $11,491

     Add (deduct) tax effects of:
       Reserve adjustments                    (2,584)    2,971    (1,853)
       Policy acquisition costs                  314       753       707
       Other, net                               (973)     (145)      204
 -------------------------------------------------------------------------------

    Federal income tax expense               $11,955   $17,788   $10,549
================================================================================

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(5)    Restrictions of Surplus

       The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2000 without prior approval are approximately $32,000. Dividend payments were $24,000, $18,100 and $16,000 in 1999, 1998 and 1997, respectively.

       Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)    Fair Value of Financial Instruments

       Generally accepted accounting principles require that the Company disclose estimated fair values for certain financial instruments. The following methods and assumptions were used to estimate the fair value of financial instruments.

       Investments - For fixed maturities and short-term investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans. The carrying value of real estate is an estimate of fair value based on discounted cash flow from operations.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

    Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

    Other Policyholder Funds - Other policyholder funds are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

    The carrying amounts and fair values of financial instruments at December 31, 1999 consisted of the following:
================================================================================

                                                Carrying     Fair
                                                 amount      value
================================================================================

    Financial Assets
        Bonds                                 $2,043,743  $1,982,142
        Mortgage loans                            34,293      34,400
        Real estate                                  154         154
        Short-term investments                    24,508      24,508
        Policy loans and other                    58,609      59,041
================================================================================

          Total investments                   $2,161,307  $2,100,245
        Asset valuation reserve                   17,980           -
================================================================================

          Total investments less asset
             valuation reserve                $2,143,327  $2,100,245
        Cash                                       8,838       8,838
================================================================================

    Financial Liabilities
        Policyholder account
          balances on interest-sensitive
          life contracts                      $   94,141  $   92,048
        Annuity contract liabilities           1,221,003   1,052,732
        Other policyholder funds                 118,913     118,913
===============================================================================

    Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(7)  Differences Between Generally Accepted Accounting
       Principles and Statutory Accounting Practices

     Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles, the following applies:

     (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

     (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

     (C) Policyholder dividends, based on dividend scales in effect at the time the policies were issued, are accrued ratably over the premium paying period of the policies.

     (d) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

     (e) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

     (f) Deferred income taxes are provided on all significant temporary differences between values of assets and liabilities for book and tax reporting purposes.

     (g) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

     (h) Asset valuation and interest maintenance reserves are not provided.

     (i) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

     (j) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

     (k) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

     (l) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

     The aggregate effect of the foregoing differences has not been determined separately for the Company.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

(8) Reinsurance

    Information with respect to reinsurance ceded and assumed by the Company is set forth below.

================================================================================

                                                         1999   1998     1997
================================================================================

    Life insurance premiums ceded:
        To ALIC                                         $1,215  $1,170  $1,147
        To other companies                               1,587   1,331   1,066
    Life insurance reserves ceded:
        To ALIC                                          8,116   7,495   6,933
        To other companies                               2,694   2,220   1,983
    Life insurance premiums assumed:
        From ALIC                                            -     790       -
        From other companies                                 -       -       -
    Group accident and health premiums ceded:
        To other companies                                 509     709   1,228
    Individual accident and health premiums assumed:
        From ALIC                                            -       6       -
    Amounts recoverable from reinsurers
        on paid losses                                     102      70     197
================================================================================

    The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance. The Company reinsures on a treaty basis for each accident and health claim up to $1 million over a prescribed retention amount. Although reinsurance agreements transfer risk for amounts over a certain retention limit, the Company has not relieved its primary obligation to the policyholders. For the years ended December 31, 1999, 1998 and 1997, the accident and health retention amount was $300 each year.

(9) Pension Plans and Other Postretirement Benefits

    The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation ("HMSC"), an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

        Pension Plans

    All employees are covered under a defined benefit plan and are elegible to participate in Supplemental Retirement Savings (401(K)) Plan. Certain employees also participate in a supplemental defined contribution plan. Employees hired on or before December 31, 1998 are also covered under a defined benefit plan, with certain employees covered under a supplemental defined benefit plan.

    Benefits under the defined benefit and supplemental retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. Retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
================================================================================

     Employees are also eligible to participate in the Supplemental Retirement and Savings Plan, a 401(k) plan, and may generally contribute up to 10% of eligible compensation on a before tax basis. The employer contributes an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees.

     Total allocated pension expense was $3,984, $3,997 and $3,934 for 1999, 1998 and 1997, respectively.

        Postemployment Benefits

     In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Employees with ten years of service are eligible to receive these benefits upon retirement. The allocated cost of these benefits totaled $993, and $803 for the years ended December 31, 1999, 1998, and 1997, respectively.

(10) Risk-Based Capital

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 1999, the Company's actual total adjusted capital was $204,410 and the authorized control level risk-based capital was $26,132.

                                                            Schedule I

                       HORACE MANN LIFE INSURANCE COMPANY
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 1999
                             (AMOUNTS IN THOUSANDS)

                                                                                                Amount
                                                                                               shown in
                                                                                               Balance
Type of investments                             Cost(1)              Market Value                Sheet
----------------------------------------------------------------------------------------------------------
Debt securities:
  Bonds:
    U.S. Government and government
      agencies and authorities               $   571,209            $  558,298              $  571,209
    State, municipalities and
      political subdivisions                      36,913                36,545                  36,913
    Foreign government bonds                      21,875                21,987                  21,875
    Public utilities                              10,663                10,489                  10,663
    Other corporate bonds                      1,403,083              1,354823               1,403,083
                                             -----------            ----------              ----------

      Total debt securities                  $ 2,043,743            $1,982,142              $2,043,743
                                             -----------            ==========              ----------
Equity securities:

  Common stocks:
    Industrial and miscellaneous                       -                   418                     418
                                             -----------            ----------              ----------

      Total equity securities                          -            $      418                     418
                                             -----------            ==========              ----------

Mortgage loans on real estate                     34,293                   XXX                  34,293
Real estate                                          154                   XXX                     154
Policy loans                                      58,121                   XXX                  58,121
Short-term investments                            24,508                   XXX                  24,508
Other investments                                     70                   XXX                      70
                                             -----------                                    ----------

      Total investments                      $ 2,160,889                   XXX              $2,170,144
                                             ===========                                    ==========


(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2) Real estate acquired in satisfaction of indebtedness is $0.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors' report.

                                                                    Schedule III

                      HORACE MANN LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION
             For the years ended December 31, 1999, 1998 and 1997
                            (Amounts in thousands)

                                             As of December 31,
                         ---------------------------------------------------                   ---------
                                        Future policy                                  Premium revenue
                          Deferred        benefits                     Other policy     and annuity,
                           policy      losses, claims                   claims and      pension and
                         acquisition     and loss         Unearned       benefits      other contract
Segment                    cost(1)      expenses(3)      premiums(3)     payable       considerations
1999:
 Life                                      $  676,666                    $    4,119       $  110,942
 Annuity                                    1,130,771                            57          205,684
 Supplementary
 Contracts                                     92,610                       114,683           31,441
 Accident and
 Health                                        16,859                            54            8,598
                         -----------       ----------    -----------     ----------       ----------

 Total                                     $1,916,906                    $  118,913       $  356,665
                         ===========       ==========    ===========     ==========       ==========

1998:
 Life                                      $  629,924                    $    4,179       $  107,863
 Annuity                                    1,143,472                            80          223,325
 Supplementary
 Contracts                                     89,805                       111,816           32,832
 Accident and
 Health                                        18,846                            17           12,108
                         -----------       ----------    -----------     ----------       ----------

 Total                                     $1,882,047                    $  116,092       $  376,128
                         ===========       ==========    ===========     ==========       ==========

1997:
 Life                                      $  590,132                    $    4,338       $  104,684
 Annuity                                    1,153,739                           100          199,189
 Supplementary
 Contracts                                     84,670                       107,606           30,455
 Accident and
 Health                                        22,018                            33           32,395
                         -----------       ----------    -----------     ----------       ----------

 Total                                     $1,850,559                    $  112,077       $  366,723
                         ===========       ==========    ===========     ==========       ==========

                                   For the years ended December 31,
                  ------------------------------------------------------------------
                                                    Amortization
                                   Benefits,        of deferred
                      Net        claims, losses        policy        Other
                  investment    and settlement      acquisition    operating      Premiums
Segment             income         expenses           costs(1)     expenses      written(2)
1999:
 Life              $ 44,617           $ 98,630                       $45,939
 Annuity             90,462            259,189                        24,411
 Supplementary
 Contracts           14,738             43,880                         1,451
 Accident and
 Health               1,568              3,682                         6,387
                   --------           --------      ------------     -------     ----------

 Total             $151,385           $405,381                       $78,188
                   ========           ========      ============     =======     ==========

1998:
 Life              $ 42,918           $ 89,651                       $45,279
 Annuity             93,681            281,411                        24,653
 Supplementary
 Contracts           13,999             45,097                         1,470
 Accident and
 Health               1,818              9,978                         7,241
                   --------           --------      ------------     -------     ----------

 Total             $152,416           $426,137                       $78,643
                   ========           ========      ============     =======     ==========

1997:
 Life              $ 41,237           $ 86,110                       $48,476
 Annuity            100,663            251,455                        22,556
 Supplementary
 Contracts           12,464             42,098                           725
 Accident and
 Health               2,206             32,228                        10,849
                   --------           --------      ------------     -------     ----------

 Total             $156,570           $411,891                       $82,606
                   ========           ========      ============     =======     ==========

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)  Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying independent auditors' report.

                                                                     Schedule IV

                      HORACE MANN LIFE INSURANCE COMPANY
                                  REINSURANCE
             For the years ended December 31, 1999, 1998 and 1997
                            (Amounts in thousands)

                                                                                                        Percentage
                                                       Ceded to         Assumed                         of amount
                                         Gross           other         from other           Net          assumed
                                        amount         companies        assumed           amount         To net
                                      ----------------------------------------------------------------------------
1999: Life insurance in force         $12,300,704       $900,993       $        -       $11,399,711        0.0%
                                      ===========       ========       ==========       ===========        ===

       Premiums and annuity,
       pension and other
       contract considerations:
       Life insurance                 $   113,744       $  2,802       $        -       $   110,942        0.0%
       Annuity                            205,684              -                -           205,684        0.0%
       Supplementary contracts             31,441              -                -            31,441
       Accident and health                  9,107            509                -             8,598        0.0%
                                      -----------       --------       ----------       -----------        ---

       Total premiums                 $   359,976       $  3,311       $        -       $   356,665        0.0%
                                      ===========       ========       ==========       ===========        ===

1998: Life insurance in force         $11,796,537       $762,100       $    2,076       $11,036,513        0.0%
                                      ===========       ========       ==========       ===========        ===

       Premiums and annuity,
       pension and other
       contract considerations:
       Life insurance                 $   109,574       $  2,501       $      790       $   107,863        0.0%
       Annuity                            223,325              -                -           223,325        0.0%
       Supplementary contracts             32,832              -                -            32,832
       Accident and health                 12,811            709                6            12,108        0.0%
                                      -----------       --------       ----------       -----------        ---

       Total premiums                 $   378,542       $  3,210       $      796       $   376,128        0.0%
                                      ===========       ========       ==========       ===========        ===

1997: Life insurance in force         $11,287,605       $528,096       $        -       $10,759,509        0.0%
                                      ===========       ========       ==========       ===========        ===

       Premiums and annuity,
       pension and other
       contract considerations:
       Life insurance                 $   106,897       $  2,213       $        -       $   104,684        0.0%
       Annuity                            199,189              -                -           199,189        0.0%
       Supplementary contracts             30,455              -                -            30,455
       Accident and health                 33,623          1,228                -            32,395        0.0%
                                      -----------       --------       ----------       -----------        ---

       Total premiums                 $   370,164       $  3,441       $        -       $   366,723        0.0%
                                      ===========       ========       ==========       ===========        ===

       See accompanying independent auditors' report.